Consolidated Schedule of Investments
September 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–35.54%
Australia–0.01%
FMG Resources August 2006 Pty. Ltd., 4.75%, 05/15/2022(a)	$119,000	$122,049
Belgium–0.04%
Telenet Finance Luxembourg Notes S.a r.l., 5.50%, 03/01/2028(a)	405,000	426,769
Bermuda–0.12%
Bermuda Government International Bond, 3.38%, 08/20/2050(a)	1,215,000	1,252,969
Brazil–0.38%
Banco do Brasil S.A., 6.25%(a)(b)(c)	625,000	587,109
CSN Islands XI Corp., 6.75%, 01/28/2028(a)	560,000	538,692
Embraer Netherlands Finance B.V., 6.95%, 01/17/2028(a)	1,560,000	1,581,739
Petrobras Global Finance B.V., 6.85%, 06/05/2115	225,000	240,482
Rede D’or Finance S.a.r.l., 4.50%, 01/22/2030(a)	905,000	858,619
		3,806,641
Canada–0.97%
1011778 BC ULC/New Red Finance, Inc.,
5.00%, 10/15/2025(a)	197,000	202,330
4.00%, 10/15/2030(a)	220,000	222,246
Canadian Natural Resources Ltd., 2.05%, 07/15/2025	2,600,000	2,655,448
Cenovus Energy, Inc., 4.25%, 04/15/2027	598,000	544,566
Garda World Security Corp., 9.50%, 11/01/2027(a)	67,000	70,463
Magna International, Inc., 2.45%, 06/15/2030	1,300,000	1,370,675
Mattamy Group Corp., 5.25%, 12/15/2027(a)	209,000	215,401
MEG Energy Corp., 6.50%, 01/15/2025(a)	87,000	85,408
Norbord, Inc., 5.75%, 07/15/2027(a)	594,000	629,557
Nutrien Ltd., 2.95%, 05/13/2030	1,300,000	1,425,488
Parkland Corp., 6.00%, 04/01/2026(a)	567,000	594,996
Superior Plus L.P./Superior General Partner, Inc., 7.00%, 07/15/2026(a)	340,000	364,160
Taseko Mines Ltd., 8.75%, 06/15/2022(a)	235,000	224,663
	Principal Amount	Value
Canada–(continued)
Transcanada Trust, Series 16-A, 5.88%, 08/15/2076(b)	$1,130,000	$1,204,646
		9,810,047
Chile–0.07%
AES Gener S.A., 6.35%, 10/07/2079(a)(b)	750,000	757,969
China–0.72%
China Evergrande Group, 10.00%, 04/11/2023(a)	175,000	149,189
CIFI Holdings Group Co. Ltd., 6.45%, 11/07/2024(a)	800,000	824,000
Country Garden Holdings Co. Ltd.,
5.40%, 05/27/2025(a)	1,040,000	1,121,923
4.80%, 08/06/2030(a)	650,000	677,625
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC, 7.50%, 05/01/2025(a)	135,000	95,175
ENN Clean Energy International Investment Ltd., 7.50%, 02/27/2021(a)	1,250,000	1,257,812
Kaisa Group Holdings Ltd., 6.75%, 02/18/2021(a)	625,000	625,000
Logan Group Co. Ltd.,
7.50%, 08/25/2022(a)	565,000	584,051
5.25%, 02/23/2023(a)	1,250,000	1,246,872
Tencent Holdings Ltd., 3.29%, 06/03/2060(a)	650,000	663,058
		7,244,705
Colombia–0.07%
Grupo Aval Ltd., 4.38%, 02/04/2030(a)	750,000	724,875
Congo, Democratic Republic of the–0.12%
HTA Group Ltd., 7.00%, 12/18/2025(a)	1,170,000	1,229,963
Denmark–0.15%
Danske Bank A/S, 6.13%(a)(b)(c)	1,475,000	1,533,078
Dominican Republic–0.47%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad Itabo S.A., 7.95%, 05/11/2026(a)	490,000	499,805
Dominican Republic International Bond,
4.88%, 09/23/2032(a)	1,300,000	1,296,100
6.40%, 06/05/2049(a)	1,187,000	1,197,089
5.88%, 01/30/2060(a)	1,800,000	1,710,000
		4,702,994

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

	Principal Amount	Value
Egypt–0.30%
Egypt Government International Bond,
5.25%, 10/06/2025(a)	$1,300,000	$1,303,510
7.63%, 05/29/2032(a)	1,250,000	1,225,556
8.70%, 03/01/2049(a)	522,000	510,490
		3,039,556
France–1.43%
BNP Paribas S.A.,
6.63%(a)(b)(c)	1,300,000	1,381,250
7.63%(a)(b)(c)	970,000	987,581
6.75%(a)(b)(c)	2,000,000	2,063,120
Credit Agricole S.A.,
6.88%(a)(b)(c)	1,600,000	1,724,120
7.88%(a)(b)(c)	625,000	692,581
La Mondiale SAM, 4.80%, 01/18/2048(a)(b)	858,000	895,538
Societe Generale S.A.,
7.38%(a)(b)(c)	1,600,000	1,643,552
8.00%(a)(b)(c)	2,145,000	2,395,350
Total Capital International S.A., 3.13%, 05/29/2050	2,600,000	2,698,404
		14,481,496
Germany–0.11%
Mercer International, Inc., 5.50%, 01/15/2026	244,000	234,697
Volkswagen Group of America Finance LLC, 3.35%, 05/13/2025(a)	780,000	852,828
		1,087,525
Ghana–0.11%
Ghana Government International Bond, 8.95%, 03/26/2051(a)	1,250,000	1,085,515
Hong Kong–0.36%
Melco Resorts Finance Ltd.,
4.88%, 06/06/2025(a)	3,250,000	3,325,287
5.63%, 07/17/2027(a)	290,000	301,603
		3,626,890
India–0.76%
Azure Power Energy Ltd., 5.50%, 11/03/2022(a)	1,515,000	1,549,748
Muthoot Finance Ltd., 6.13%, 10/31/2022(a)	1,250,000	1,275,050
NTPC Ltd., 4.50%, 03/19/2028(a)	1,300,000	1,391,200
Oil & Natural Gas Corp. Ltd., 3.38%, 12/05/2029(a)	650,000	642,619
Oil India International Pte. Ltd., 4.00%, 04/21/2027(a)	2,119,000	2,161,473
Power Finance Corp. Ltd., 3.90%, 09/16/2029(a)	650,000	634,649
		7,654,739
Indonesia–1.44%
Indonesia Government International Bond,
4.20%, 10/15/2050	250,000	289,955
4.45%, 04/15/2070	1,875,000	2,232,001
	Principal Amount	Value
Indonesia–(continued)
Listrindo Capital B.V., 4.95%, 09/14/2026(a)	$2,285,000	$2,359,262
PT Bank Mandiri (Persero) Tbk, 4.75%, 05/13/2025(a)	1,300,000	1,433,250
PT Indonesia Asahan Aluminium (Persero),
4.75%, 05/15/2025(a)	2,600,000	2,866,500
5.45%, 05/15/2030(a)	1,300,000	1,498,087
PT Pertamina (Persero),
4.70%, 07/30/2049(a)	650,000	698,964
4.18%, 01/21/2050(a)	390,000	393,623
PT Perusahaan Listrik Negara, 4.88%, 07/17/2049(a)	650,000	716,167
PT Tower Bersama Infrastructure Tbk, 4.25%, 01/21/2025(a)	650,000	653,224
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara,
4.88%, 07/17/2049(a)	390,000	429,700
4.00%, 06/30/2050(a)	1,025,000	1,005,295
		14,576,028
Ireland–0.65%
AerCap Global Aviation Trust, 6.50%, 06/15/2045(a)(b)	503,000	429,185
Coriolanus DAC, Series 116,
Series 116, 0.00%, 04/30/2025(a)(d)	711,688	710,471
Series 119, 0.00%, 04/30/2025(a)(d)	757,149	755,855
Series 120, 0.00%, 04/30/2025(a)(d)	947,759	946,139
Series 122, 0.00%, 04/30/2025(a)(d)	830,386	828,966
Series 124, 0.00%, 04/30/2025(a)(d)	666,933	665,793
Series 126, 0.00%, 04/30/2025(a)	746,115	744,840
Series 127, 0.00%, 04/30/2025(a)(d)	864,220	862,743
0.00%, 04/30/2025(a)(d)	678,269	677,110
		6,621,102
Israel–0.06%
Bank Leumi Le-Israel BM, 3.28%, 01/29/2031(a)(b)	625,000	629,594
Italy–0.20%
Telecom Italia Capital S.A., 7.20%, 07/18/2036	690,000	872,402
UniCredit S.p.A., 5.46%, 06/30/2035(a)(b)	1,090,000	1,112,660
		1,985,062
Japan–0.16%
SoftBank Group Corp., 5.13%, 09/19/2027(a)	289,000	290,370
Takeda Pharmaceutical Co. Ltd., 3.18%, 07/09/2050	1,300,000	1,338,339
		1,628,709
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

	Principal Amount	Value
Kazakhstan–0.17%
Astana-Finance JSC (Acquired 06/05/2015; Cost $25), 0.00%, 12/22/2024(a)(d)(e)	$315,159	$0
KazTransGas JSC, 4.38%, 09/26/2027(a)	1,590,000	1,718,615
		1,718,615
Kuwait–0.09%
MEGlobal Canada ULC, 5.88%, 05/18/2030(a)	780,000	913,578
Luxembourg–0.42%
ArcelorMittal S.A.,
3.60%, 07/16/2024	2,500,000	2,620,809
6.13%, 06/01/2025	1,185,000	1,366,889
Intelsat Jackson Holdings S.A., 8.50%, 10/15/2024(a)(f)	367,000	237,596
		4,225,294
Macau–0.50%
MGM China Holdings Ltd., 5.38%, 05/15/2024(a)	1,505,000	1,554,823
Sands China Ltd.,
3.80%, 01/08/2026(a)	520,000	545,475
4.38%, 06/18/2030(a)	650,000	688,935
Wynn Macau Ltd., 4.88%, 10/01/2024(a)	2,335,000	2,308,976
		5,098,209
Malaysia–0.20%
Petronas Capital Ltd., 4.80%, 04/21/2060(a)	1,450,000	1,993,598
Mexico–0.63%
Axtel S.A.B de C.V., 6.38%, 11/14/2024(a)	1,155,000	1,202,932
Banco Mercantil del Norte S.A., 8.38%(a)(b)(c)	650,000	680,225
CEMEX Finance LLC, 6.00%, 04/01/2024(a)	985,000	1,009,536
Cemex S.A.B. de C.V.,
5.45%, 11/19/2029(a)	105,000	106,444
5.20%, 09/17/2030(a)	910,000	915,597
Fresnillo PLC, 4.25%, 10/02/2050(a)	200,000	198,383
Petroleos Mexicanos, 4.50%, 01/23/2026	1,797,000	1,597,443
Trust Fibra Uno, 4.87%, 01/15/2030(a)	650,000	655,402
		6,365,962
Netherlands–0.09%
Prosus N.V., 4.03%, 08/03/2050(a)	650,000	665,115
UPC Holding B.V., 5.50%, 01/15/2028(a)	200,000	206,875
		871,990
Norway–0.14%
Yara International ASA, 3.15%, 06/04/2030(a)	1,300,000	1,392,455
	Principal Amount	Value
Oman–0.23%
Oman Government International Bond, 3.88%, 03/08/2022(a)	$2,355,000	$2,338,051
Panama–0.02%
AES Panama Generation Holdings SRL, 4.38%, 05/31/2030(a)	200,000	205,950
Paraguay–0.07%
Paraguay Government International Bond, 4.95%, 04/28/2031(a)	625,000	722,813
Peru–0.27%
Banco de Credito del Peru, 3.13%, 07/01/2030(a)(b)	650,000	653,172
Inkia Energy Ltd., 5.88%, 11/09/2027(a)	1,215,000	1,269,067
Nexa Resources S.A., 6.50%, 01/18/2028(a)	780,000	852,443
		2,774,682
Romania–0.16%
Romanian Government International Bond, 4.00%, 02/14/2051(a)	1,560,000	1,614,600
Saudi Arabia–0.05%
ADES International Holding PLC, 8.63%, 04/24/2024(a)	500,000	473,500
South Africa–0.22%
Republic of South Africa Government International Bond, 5.75%, 09/30/2049	2,600,000	2,213,349
Sri Lanka–0.17%
Sri Lanka Government International Bond,
5.88%, 07/25/2022(a)	673,000	545,130
6.35%, 06/28/2024(a)	1,210,000	895,400
6.20%, 05/11/2027(a)	200,000	138,000
6.75%, 04/18/2028(a)	200,000	138,000
		1,716,530
Sweden–0.06%
Skandinaviska Enskilda Banken AB, 5.13%(a)(b)(c)	600,000	612,375
Switzerland–1.17%
Alcon Finance Corp., 2.60%, 05/27/2030(a)	780,000	826,494
Credit Suisse Group AG,
7.50%(a)(b)(c)	200,000	211,562
7.50%(a)(b)(c)	2,020,000	2,210,637
6.38%(a)(b)(c)	565,000	604,315
6.25%(a)(b)(c)	625,000	671,461
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

	Principal Amount	Value
Switzerland–(continued)
UBS Group AG,
7.00%(a)(b)(c)	$2,400,000	$2,678,412
7.13%(a)(b)(c)	2,600,000	2,674,750
6.88%(a)(b)(c)	630,000	639,931
5.13%(a)(b)(c)	1,300,000	1,334,323
		11,851,885
Thailand–0.28%
Bangkok Bank PCL,
3.73%, 09/25/2034(a)(b)	450,000	441,922
5.00%(a)(b)(c)	1,130,000	1,133,344
Thaioil Treasury Center Co. Ltd., 3.75%, 06/18/2050(a)	1,300,000	1,246,713
		2,821,979
Ukraine–0.45%
Metinvest B.V.,
8.50%, 04/23/2026(a)	1,250,000	1,262,937
7.65%, 10/01/2027(a)	200,000	195,229
7.75%, 10/17/2029(a)	920,000	882,050
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.63%, 11/08/2026(a)	600,000	578,388
Ukraine Government International Bond,
7.75%, 09/01/2025(a)	938,000	943,107
7.30%, 03/15/2033(a)	780,000	720,564
		4,582,275
United Arab Emirates–0.16%
Dubai DOF Sukuk Ltd., 2.76%, 09/09/2030(a)	650,000	649,346
Emirate of Dubai Government International Bonds, 3.90%, 09/09/2050(a)	1,000,000	936,320
		1,585,666
United Kingdom–1.08%
BAT Capital Corp., 2.26%, 03/25/2028	2,600,000	2,610,714
BP Capital Markets PLC, 4.88%(b)(c)	910,000	975,975
eG Global Finance PLC, 8.50%, 10/30/2025(a)	296,000	312,095
HSBC Bank PLCSeries 2M, 0.75% (6 mo. USD LIBOR + 0.25%)(c)(g)	370,000	300,625
HSBC Holdings PLC,
6.38%(b)(c)	235,000	246,067
6.38%(b)(c)	815,000	843,073
Lloyds Bank PLCSeries 3, 0.31% (6 mo. USD LIBOR + 0.10%)(c)(g)	750,000	654,000
Standard Chartered PLC,
4.64%, 04/01/2031(a)(b)	650,000	749,185
7.75%(a)(b)(c)	1,590,000	1,692,141
Standard Life Aberdeen PLC, 4.25%, 06/30/2028(a)	1,225,000	1,286,113
Virgin Media Secured Finance PLC,
5.50%, 08/15/2026(a)	169,000	176,499
5.50%, 05/15/2029(a)	130,000	139,755
4.50%, 08/15/2030(a)	350,000	359,954
	Principal Amount	Value
United Kingdom–(continued)
Vodafone Group PLC, 7.00%, 04/04/2079(b)	$500,000	$594,118
		10,940,314
United States–20.21%
AECOM, 5.13%, 03/15/2027	189,000	204,816
AES Corp. (The),
3.30%, 07/15/2025(a)	520,000	554,962
6.00%, 05/15/2026	101,000	106,431
3.95%, 07/15/2030(a)	780,000	863,331
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC, 3.50%, 03/15/2029(a)	272,000	264,520
Alliance Data Systems Corp., 4.75%, 12/15/2024(a)	289,000	271,422
Ally Financial, Inc.,
5.75%, 11/20/2025	521,000	585,771
8.00%, 11/01/2031	254,000	348,500
AMC Entertainment Holdings, Inc.,
10.50%, 04/15/2025(a)	525,000	393,750
10.50%, 04/24/2026(a)	90,000	65,250
AMC Networks, Inc.,
5.00%, 04/01/2024	579,000	592,751
4.75%, 08/01/2025	147,000	152,174
American Airlines Group, Inc., 5.00%, 06/01/2022(a)	262,000	178,815
American Honda Finance Corp., 1.20%, 07/08/2025	2,600,000	2,621,957
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.50%, 05/20/2025	153,000	164,768
5.88%, 08/20/2026	434,000	478,071
Amsted Industries, Inc., 5.63%, 07/01/2027(a)	165,000	176,118
AmWINS Group, Inc., 7.75%, 07/01/2026(a)	153,000	164,255
Anagram International, Inc./Anagram Holdings LLC, 10.00% 5% PIK Rate, 5% Cash Rate , 08/15/2026(a)(b)(h)	17,059	14,671
Apache Corp.,
5.10%, 09/01/2040	350,000	315,271
5.25%, 02/01/2042	160,000	143,584
4.75%, 04/15/2043	400,000	356,360
Applied Materials, Inc., 2.75%, 06/01/2050	1,300,000	1,371,004
ASGN, Inc., 4.63%, 05/15/2028(a)	239,000	240,389
Ashland LLC, 4.75%, 08/15/2022	18,000	18,911
Bank of New York Mellon Corp. (The)Series G, 4.70%(b)(c)	1,300,000	1,382,550
Bausch Health Cos., Inc.,
7.00%, 03/15/2024(a)	349,000	361,564
5.75%, 08/15/2027(a)	156,000	165,847
Becton, Dickinson and Co., 3.79%, 05/20/2050	2,600,000	2,914,645
Belo Corp., 7.75%, 06/01/2027	207,000	235,778
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/2029(a)	$56,000	$56,729
Blue Cube Spinco LLC, 9.75%, 10/15/2023	13,000	13,439
BMC East LLC, 5.50%, 10/01/2024(a)	508,000	522,922
BorgWarner, Inc., 2.65%, 07/01/2027	1,300,000	1,374,062
Brink’s Co. (The),
5.50%, 07/15/2025(a)	53,000	55,286
4.63%, 10/15/2027(a)	591,000	591,561
Bunge Ltd. Finance Corp., 1.63%, 08/17/2025	2,080,000	2,091,044
Caesars Entertainment, Inc., 8.13%, 07/01/2027(a)	190,000	201,648
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/2025(a)	66,000	68,145
Calpine Corp.,
5.25%, 06/01/2026(a)	244,000	254,235
5.00%, 02/01/2031(a)	109,000	111,308
Calumet Specialty Products Partners L.P./Calumet Finance Corp.,
7.63%, 01/15/2022	142,000	141,434
9.25%, 07/15/2024(a)	260,000	284,448
Camelot Finance S.A., 4.50%, 11/01/2026(a)	234,000	239,813
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/2024(a)	500,000	525,260
Cardtronics, Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(a)	142,000	142,518
Carnival Corp.,
11.50%, 04/01/2023(a)	565,000	634,176
10.50%, 02/01/2026(a)	179,000	198,578
Carrier Global Corp., 2.70%, 02/15/2031(a)	1,300,000	1,356,994
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.00%, 03/01/2023(a)	92,000	93,288
5.38%, 05/01/2025(a)	60,000	61,800
5.75%, 02/15/2026(a)	387,000	402,964
5.13%, 05/01/2027(a)	253,000	266,549
5.88%, 05/01/2027(a)	60,000	63,054
5.00%, 02/01/2028(a)	167,000	175,726
4.50%, 08/15/2030(a)	529,000	556,138
Celanese US Holdings LLC, 5.88%, 06/15/2021	1,019,000	1,055,115
Centene Corp.,
4.75%, 05/15/2022	178,000	180,314
5.38%, 06/01/2026(a)	561,000	592,820
5.38%, 08/15/2026(a)	393,000	417,484
4.63%, 12/15/2029	474,000	511,899
3.38%, 02/15/2030	360,000	374,063
CenturyLink, Inc., Series Y,
Series Y, 7.50%, 04/01/2024	145,000	162,523
5.63%, 04/01/2025	219,000	234,806
Principal Amount		Value
United States–(continued)
Charles River Laboratories International, Inc., 4.25%, 05/01/2028(a)	$541,000	$568,688
Charles Schwab Corp. (The)Series G, 5.38%(b)(c)	2,500,000	2,715,125
Choice Hotels International, Inc., 3.70%, 01/15/2031	5,170,000	5,450,343
CIT Group, Inc.,
4.13%, 03/09/2021	253,000	253,576
5.25%, 03/07/2025	156,000	165,340
Clarios Global L.P., 6.75%, 05/15/2025(a)	122,000	128,597
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(a)	100,000	103,915
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(a)	269,000	260,566
Cleveland-Cliffs, Inc., 9.88%, 10/17/2025(a)	362,000	404,535
Colfax Corp.,
6.00%, 02/15/2024(a)	149,000	155,210
6.38%, 02/15/2026(a)	70,000	74,310
CommScope, Inc., 6.00%, 03/01/2026(a)	454,000	473,847
Consolidated Communications, Inc., 6.50%, 10/01/2028(a)	162,000	165,645
Continental Resources, Inc.,
4.50%, 04/15/2023	590,000	563,592
3.80%, 06/01/2024	110,000	102,257
4.90%, 06/01/2044	182,000	137,930
Cox Communications, Inc., 2.95%, 10/01/2050(a)	956,000	919,453
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
6.25%, 04/01/2023	46,000	45,090
5.75%, 04/01/2025	41,000	37,413
5.63%, 05/01/2027(a)	308,000	275,897
Crown Castle International Corp.,
1.35%, 07/15/2025	1,300,000	1,315,318
3.25%, 01/15/2051	1,300,000	1,294,680
CSC Holdings LLC,
5.88%, 09/15/2022	100,000	105,937
5.50%, 04/15/2027(a)	304,000	320,294
6.50%, 02/01/2029(a)	280,000	312,725
4.63%, 12/01/2030(a)	729,000	733,458
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(a)	302,000	280,282
CVS Health Corp.,
1.30%, 08/21/2027	2,600,000	2,564,489
5.05%, 03/25/2048	1,300,000	1,658,565
Cxloyalty Group, Inc., 12.50% 15.50% PIK Rate, 12.50% Cash Rate, 11/10/2022(a)(b)(h)	1,248,291	736,492
Dana Financing Luxembourg S.a.r.l., 6.50%, 06/01/2026(a)	180,000	188,302
Dana, Inc.,
5.38%, 11/15/2027	146,000	149,924
5.63%, 06/15/2028	253,000	261,636
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Darling Ingredients, Inc., 5.25%, 04/15/2027(a)	$79,000	$83,098
DaVita, Inc., 4.63%, 06/01/2030(a)	255,000	261,891
DCP Midstream Operating L.P.,
4.75%, 09/30/2021(a)	156,000	157,365
5.63%, 07/15/2027	79,000	80,896
5.13%, 05/15/2029	440,000	434,144
Dell International LLC/EMC Corp.,
7.13%, 06/15/2024(a)	409,000	425,892
6.20%, 07/15/2030(a)	2,600,000	3,122,193
Delta Air Lines, Inc.,
7.00%, 05/01/2025(a)	575,000	632,117
7.38%, 01/15/2026	1,775,000	1,863,236
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 08/15/2026(a)	766,000	543,795
6.63%, 08/15/2027(a)	387,000	201,724
Discovery Communications LLC, 3.63%, 05/15/2030	1,040,000	1,158,686
DISH DBS Corp.,
5.88%, 11/15/2024	283,000	291,844
7.75%, 07/01/2026	150,000	165,094
DISH Network Corp., Conv., 3.38%, 08/15/2026	100,000	92,050
Diversified Healthcare Trust, 9.75%, 06/15/2025	522,000	584,724
DPL, Inc., 4.35%, 04/15/2029	301,000	321,743
eBay, Inc., 2.70%, 03/11/2030	520,000	552,474
Edgewell Personal Care Co., 5.50%, 06/01/2028(a)	220,000	231,795
Embarq Corp., 8.00%, 06/01/2036	300,000	355,780
Encompass Health Corp., 4.75%, 02/01/2030	255,000	259,139
Endeavor Energy Resources L.P./EER Finance, Inc.,
6.63%, 07/15/2025(a)	202,000	207,870
5.75%, 01/30/2028(a)	155,000	156,066
Energy Transfer Operating L.P.Series A, 6.25%(b)(c)	175,000	114,493
EnerSys, 5.00%, 04/30/2023(a)	497,000	514,706
EnLink Midstream Partners L.P.,
4.40%, 04/01/2024	35,000	31,613
4.85%, 07/15/2026	412,000	356,940
5.60%, 04/01/2044	391,000	252,897
EnPro Industries, Inc., 5.75%, 10/15/2026	606,000	641,487
EQM Midstream Partners L.P.,
6.50%, 07/01/2027(a)	268,000	284,465
5.50%, 07/15/2028	577,000	582,297
EQT Corp.,
7.88%, 02/01/2025	195,000	216,420
3.90%, 10/01/2027	145,000	132,403
8.75%, 02/01/2030	250,000	295,705
Everi Payments, Inc., 7.50%, 12/15/2025(a)	175,000	172,138
Exelon Corp., 4.45%, 04/15/2046	1,300,000	1,578,346
Principal Amount		Value
United States–(continued)
Expedia Group, Inc., 3.60%, 12/15/2023(a)	$1,300,000	$1,329,098
Flex Acquisition Co., Inc., 7.88%, 07/15/2026(a)	228,000	230,850
Flex Ltd., 3.75%, 02/01/2026	2,769,000	3,028,021
Ford Motor Co.,
8.50%, 04/21/2023	649,000	708,445
9.00%, 04/22/2025	265,000	304,166
9.63%, 04/22/2030	84,000	108,600
4.75%, 01/15/2043	241,000	218,659
Ford Motor Credit Co. LLC,
5.13%, 06/16/2025	204,000	210,630
4.13%, 08/04/2025	2,500,000	2,480,725
4.39%, 01/08/2026	138,000	136,620
5.11%, 05/03/2029	638,000	656,342
Freeport-McMoRan, Inc.,
5.40%, 11/14/2034	1,223,000	1,355,237
5.45%, 03/15/2043	64,000	71,176
Frontier Communications Corp.,
10.50%, 09/15/2022(f)	732,000	308,183
11.00%, 09/15/2025(f)	105,000	44,363
Gartner, Inc.,
4.50%, 07/01/2028(a)	182,000	190,909
3.75%, 10/01/2030(a)	221,000	223,967
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.50%, 10/01/2025	150,000	128,906
6.25%, 05/15/2026	274,000	229,138
7.75%, 02/01/2028	112,000	97,416
Global Medical Response, Inc., 6.50%, 10/01/2025(a)	498,000	494,937
Global Partners L.P./GLP Finance Corp., 6.88%, 01/15/2029(a)	27,000	27,338
Gray Television, Inc., 5.13%, 10/15/2024(a)	143,000	146,128
Group 1 Automotive, Inc., 4.00%, 08/15/2028(a)	453,000	445,922
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(a)	279,000	278,598
Hanesbrands, Inc.,
5.38%, 05/15/2025(a)	308,000	326,865
4.88%, 05/15/2026(a)	222,000	237,401
HCA, Inc.,
5.38%, 02/01/2025	133,000	145,833
5.38%, 09/01/2026	654,000	723,896
5.63%, 09/01/2028	163,000	186,753
4.13%, 06/15/2029	491,000	555,384
7.50%, 11/06/2033	235,000	313,387
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/2025(a)	245,000	263,375
Hess Midstream Operations L.P., 5.63%, 02/15/2026(a)	465,000	474,581
HighPoint Operating Corp., 8.75%, 06/15/2025	81,000	20,655
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 11/01/2028(a)	298,000	272,211
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(a)	$100,000	$102,906
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(a)	109,000	107,024
Hologic, Inc., 3.25%, 02/15/2029(a)	276,000	278,242
Host Hotels & Resorts L.P., Series D, 3.75%, 10/15/2023	3,280,000	3,388,134
Howmet Aerospace, Inc., 6.88%, 05/01/2025	163,000	180,319
Hughes Satellite Systems Corp.,
5.25%, 08/01/2026	217,000	231,478
6.63%, 08/01/2026	207,000	224,752
Hyundai Capital America, 1.80%, 10/15/2025(a)	1,888,000	1,879,839
iHeartCommunications, Inc., 8.38%, 05/01/2027	197,000	194,403
Ingles Markets, Inc., 5.75%, 06/15/2023	78,000	79,351
International Game Technology PLC, 6.25%, 02/15/2022(a)	1,279,000	1,308,577
Intrado Corp., 5.38%, 07/15/2022(a)	332,000	244,020
Iron Mountain, Inc.,
4.88%, 09/15/2027(a)	109,000	111,471
5.25%, 03/15/2028(a)	155,000	161,684
4.88%, 09/15/2029(a)	246,000	250,551
5.25%, 07/15/2030(a)	396,000	413,572
4.50%, 02/15/2031(a)	272,000	274,010
iStar, Inc., 4.75%, 10/01/2024	584,000	566,057
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(a)	346,000	368,123
Jabil, Inc., 3.00%, 01/15/2031	1,300,000	1,329,751
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 01/15/2030(a)	335,000	365,569
KB Home, 4.80%, 11/15/2029	200,000	220,875
Kellogg Co., 2.10%, 06/01/2030	260,000	266,834
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(a)	293,000	285,278
Kohl’s Corp., 9.50%, 05/15/2025	33,000	38,986
Kraft Heinz Foods Co. (The),
6.88%, 01/26/2039	400,000	536,231
5.00%, 06/04/2042	265,000	290,241
4.38%, 06/01/2046	402,000	413,927
5.50%, 06/01/2050(a)	351,000	403,026
L Brands, Inc., 6.88%, 11/01/2035	367,000	362,295
Lamar Media Corp.,
5.75%, 02/01/2026	177,000	183,067
4.00%, 02/15/2030(a)	157,000	157,294
Principal Amount		Value
United States–(continued)
Lennar Corp.,
4.50%, 04/30/2024	$89,000	$95,619
4.75%, 05/30/2025	244,000	266,933
5.25%, 06/01/2026	162,000	181,612
5.00%, 06/15/2027	381,000	427,672
Level 3 Financing, Inc.,
5.38%, 05/01/2025	460,000	474,720
5.25%, 03/15/2026	433,000	449,108
3.63%, 01/15/2029(a)	189,000	186,992
Lions Gate Capital Holdings LLC, 6.38%, 02/01/2024(a)	156,000	154,926
Lithia Motors, Inc.,
5.25%, 08/01/2025(a)	452,000	466,078
4.63%, 12/15/2027(a)	126,000	130,410
4.38%, 01/15/2031(a)	26,000	26,000
Louisiana-Pacific Corp., 4.88%, 09/15/2024	816,000	840,072
Macy’s, Inc., 8.38%, 06/15/2025(a)	579,000	599,479
Marriott International, Inc.,
4.63%, 06/15/2030	1,555,000	1,667,846
Series GG, 3.50%, 10/15/2032	3,640,000	3,600,627
Mattel, Inc., 6.75%, 12/31/2025(a)	281,000	296,736
Meredith Corp., 6.88%, 02/01/2026	309,000	258,594
Meritage Homes Corp., 5.13%, 06/06/2027	497,000	552,197
MetLife, Inc.Series G, 3.85%(b)(c)	4,333,000	4,327,584
MGM Growth Properties Operating Partnership L.P./MGP Finance Co.-Issuer, Inc.,
5.63%, 05/01/2024	233,000	247,628
5.75%, 02/01/2027	70,000	75,535
MGM Resorts International,
6.00%, 03/15/2023	758,000	787,774
6.75%, 05/01/2025	319,000	334,824
5.75%, 06/15/2025	82,000	86,155
4.63%, 09/01/2026	221,000	220,309
Michaels Stores, Inc., 8.00%, 07/15/2027(a)	253,000	264,813
Micron Technology, Inc., 4.66%, 02/15/2030	424,000	498,744
Motorola Solutions, Inc., 2.30%, 11/15/2030	520,000	516,992
MPLX L.P., 1.75%, 03/01/2026	1,820,000	1,819,135
MPT Operating Partnership L.P./MPT Finance Corp.,
6.38%, 03/01/2024	52,000	53,485
5.00%, 10/15/2027	52,000	54,313
4.63%, 08/01/2029	466,000	485,661
Mueller Industries, Inc., 6.00%, 03/01/2027	467,000	468,663
Murphy Oil Corp., 6.38%, 12/01/2042	195,000	162,934
Murphy Oil USA, Inc., 5.63%, 05/01/2027	250,000	266,515
Murray Energy Corp., 12.00%, 04/15/2024(a)(f)	2,352,945	6,000
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Navient Corp.,
6.63%, 07/26/2021	$157,000	$159,649
6.50%, 06/15/2022	147,000	150,307
6.13%, 03/25/2024	288,000	291,777
5.88%, 10/25/2024	210,000	209,345
6.75%, 06/25/2025	203,000	205,791
6.75%, 06/15/2026	110,000	110,206
5.00%, 03/15/2027	277,000	260,494
NetApp, Inc., 1.88%, 06/22/2025	1,820,000	1,888,519
Netflix, Inc.,
5.88%, 11/15/2028	1,090,000	1,302,539
5.38%, 11/15/2029(a)	262,000	309,134
New Enterprise Stone & Lime Co., Inc.,
6.25%, 03/15/2026(a)	64,000	66,040
9.75%, 07/15/2028(a)	214,000	232,190
Newell Brands, Inc.,
4.70%, 04/01/2026	290,000	309,488
5.88%, 04/01/2036	286,000	330,336
NGL Energy Partners L.P./NGL Energy Finance Corp.,
7.50%, 11/01/2023	82,000	54,838
6.13%, 03/01/2025	245,000	146,668
7.50%, 04/15/2026	98,000	60,951
Nordstrom, Inc., 8.75%, 05/15/2025(a)	290,000	317,895
NRG Energy, Inc.,
6.63%, 01/15/2027	376,000	398,169
5.25%, 06/15/2029(a)	217,000	236,490
Nucor Corp.,
2.00%, 06/01/2025	780,000	815,762
2.70%, 06/01/2030	780,000	839,014
NuStar Logistics L.P., 6.00%, 06/01/2026	543,000	545,463
Occidental Petroleum Corp.,
2.70%, 08/15/2022	823,000	770,488
2.70%, 02/15/2023	100,000	91,750
6.95%, 07/01/2024	165,000	160,316
2.90%, 08/15/2024	996,000	846,899
3.20%, 08/15/2026	544,000	432,480
6.38%, 09/01/2028	136,000	126,150
6.20%, 03/15/2040	249,000	204,802
4.10%, 02/15/2047	324,000	219,510
Olin Corp.,
5.13%, 09/15/2027	73,000	72,407
5.63%, 08/01/2029	626,000	615,824
5.00%, 02/01/2030	78,000	73,501
Omnicare, Inc., 4.75%12/01/2022	1,765,000	1,880,505
OneMain Finance Corp.,
6.88%, 03/15/2025	434,000	482,413
8.88%, 06/01/2025	356,000	394,929
7.13%, 03/15/2026	543,000	607,321
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co., 5.88%, 10/01/2028(a)	110,000	110,550
Principal Amount		Value
United States–(continued)
Parsley Energy LLC/Parsley Finance Corp.,
5.38%, 01/15/2025(a)	$115,000	$115,000
4.13%, 02/15/2028(a)	214,000	201,674
Party City Holdings, Inc., 5.75% (6 mo. USD LIBOR + 5.00%), 07/15/2025(a)(g)	31,559	23,669
PBF Holding Co. LLC/PBF Finance Corp.,
7.25%, 06/15/2025	111,000	84,094
6.00%, 02/15/2028(a)	217,000	146,025
PDC Energy, Inc., 5.75%, 05/15/2026	296,000	276,760
Penske Automotive Group, Inc., 5.50%, 05/15/2026	337,000	348,389
Phillips 66, 2.15%, 12/15/2030	3,900,000	3,801,979
Pike Corp., 5.50%, 09/01/2028(a)	178,000	179,658
Pilgrim’s Pride Corp.,
5.75%, 03/15/2025(a)	158,000	161,160
5.88%, 09/30/2027(a)	223,000	230,526
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	780,000	757,853
PulteGroup, Inc.,
7.88%, 06/15/2032	160,000	220,644
6.38%, 05/15/2033	170,000	214,459
6.00%, 02/15/2035	175,000	216,562
QEP Resources, Inc., 5.63%, 03/01/2026	175,000	99,750
Quicken Loans LLC,
5.75%, 05/01/2025(a)	93,000	95,790
5.25%, 01/15/2028(a)	98,000	103,442
Radian Group, Inc., 4.88%, 03/15/2027	300,000	299,250
Roper Technologies, Inc.,
1.40%, 09/15/2027	1,300,000	1,313,747
2.00%, 06/30/2030	780,000	796,152
Royal Caribbean Cruises Ltd.,
10.88%, 06/01/2023(a)	153,000	171,285
9.13%, 06/15/2023(a)	151,000	160,249
11.50%, 06/01/2025(a)	39,000	45,352
RR Donnelley & Sons Co., 8.25%, 07/01/2027	165,000	167,062
S&P Global, Inc., 2.30%, 08/15/2060	1,300,000	1,170,032
Sally Holdings LLC/Sally Capital, Inc., 8.75%, 04/30/2025(a)	183,000	201,071
SBA Communications Corp., 4.00%, 10/01/2022	186,000	187,744
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(a)	570,000	603,379
Scientific Games International, Inc.,
8.63%, 07/01/2025(a)	135,000	141,122
8.25%, 03/15/2026(a)	124,000	129,979
Seagate HDD Cayman, 4.13%, 01/15/2031(a)	1,040,000	1,123,453
Sempra Energy, 4.00%, 02/01/2048	1,300,000	1,465,383
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Sensata Technologies B.V.,
4.88%, 10/15/2023(a)	$60,000	$63,450
5.63%, 11/01/2024(a)	163,000	177,364
Sensata Technologies, Inc., 3.75%, 02/15/2031(a)	81,000	80,696
ServiceMaster Co. LLC (The), 7.45%, 08/15/2027	480,000	525,509
Sherwin-Williams Co. (The), 2.30%, 05/15/2030	2,965,000	3,102,002
Silgan Holdings, Inc., 4.13%, 02/01/2028	232,000	237,220
Southern Co. (The), Series B, 4.00%, 01/15/2051(b)	2,846,000	2,857,121
Southwest Airlines Co.,
5.25%, 05/04/2025	780,000	860,112
5.13%, 06/15/2027	1,300,000	1,418,725
Southwestern Energy Co.,
6.45%, 01/23/2025	44,000	42,735
7.50%, 04/01/2026	307,000	300,860
Spectrum Brands, Inc., 5.00%, 10/01/2029(a)	60,000	62,400
Sprint Capital Corp.,
6.88%, 11/15/2028	410,000	511,356
8.75%, 03/15/2032	341,000	499,500
Sprint Corp.,
7.88%, 09/15/2023	449,000	515,284
7.63%, 03/01/2026	421,000	509,368
Standard Industries, Inc., 5.00%, 02/15/2027(a)	334,000	348,330
Steel Dynamics, Inc.,
2.40%, 06/15/2025	780,000	814,553
3.25%, 01/15/2031	780,000	836,535
Stryker Corp.,
1.15%, 06/15/2025	1,820,000	1,844,531
1.95%, 06/15/2030	1,820,000	1,857,291
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.88%, 03/01/2027	182,000	186,891
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(a)	454,000	410,652
Sunoco L.P./Sunoco Finance Corp.,
6.00%, 04/15/2027	70,000	72,056
5.88%, 03/15/2028	487,000	499,691
Sysco Corp.,
3.75%, 10/01/2025	1,761,000	1,938,936
3.30%, 02/15/2050	5,205,000	4,983,646
Talen Energy Supply LLC, 7.63%, 06/01/2028(a)	507,000	507,951
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.13%, 02/01/2025	391,000	391,240
5.88%, 04/15/2026	781,000	803,317
6.50%, 07/15/2027	70,000	73,150
5.00%, 01/15/2028	246,000	240,465
5.50%, 03/01/2030(a)	75,000	74,696
4.88%, 02/01/2031(a)	82,000	79,565
Taylor Morrison Communities, Inc.,
5.75%, 01/15/2028(a)	272,000	298,228
5.13%, 08/01/2030(a)	272,000	291,550
Principal Amount		Value
United States–(continued)
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(a)	$266,000	$280,270
TEGNA, Inc., 5.50%, 09/15/2024(a)	139,000	141,778
Teleflex, Inc., 4.88%, 06/01/2026	393,000	407,172
Tenet Healthcare Corp.,
7.50%, 04/01/2025(a)	117,000	126,233
5.13%, 11/01/2027(a)	383,000	394,911
4.63%, 06/15/2028(a)	51,000	51,525
6.13%, 10/01/2028(a)	546,000	532,691
Tenneco, Inc., 5.38%, 12/15/2024	313,000	241,015
Terraform Global Operating LLC, 6.13%, 03/01/2026(a)	227,000	231,781
TerraForm Power Operating LLC,
4.25%, 01/31/2023(a)	104,000	106,837
5.00%, 01/31/2028(a)	29,000	31,800
Titan International, Inc., 6.50%, 11/30/2023	365,000	274,354
T-Mobile USA, Inc.,
4.00%, 04/15/2022	199,000	205,592
6.00%, 04/15/2024	154,000	157,417
5.13%, 04/15/2025	92,000	94,299
4.75%, 02/01/2028	284,000	304,161
Triumph Group, Inc., 8.88%, 06/01/2024(a)	134,000	143,045
United Airlines Holdings, Inc.,
4.25%, 10/01/2022	214,000	198,217
4.88%, 01/15/2025	173,000	149,212
United Rentals North America, Inc.,
5.88%, 09/15/2026	744,000	784,820
5.25%, 01/15/2030	335,000	366,197
Universal Health Services, Inc., 2.65%, 10/15/2030(a)	1,460,000	1,457,109
Upjohn, Inc.,
1.65%, 06/22/2025(a)	1,560,000	1,599,040
3.85%, 06/22/2040(a)	780,000	843,236
4.00%, 06/22/2050(a)	780,000	834,788
ViacomCBS, Inc., 4.95%, 05/19/2050	1,300,000	1,514,338
VICI Properties L.P./VICI Note Co., Inc.,
3.50%, 02/15/2025(a)	106,000	105,139
3.75%, 02/15/2027(a)	107,000	105,395
4.13%, 08/15/2030(a)	412,000	406,335
Vistra Operations Co. LLC,
5.50%, 09/01/2026(a)	87,000	90,915
5.63%, 02/15/2027(a)	149,000	157,442
5.00%, 07/31/2027(a)	326,000	342,707
Wabtec Corp., 3.20%, 06/15/2025	780,000	823,022
Walt Disney Co. (The), 3.60%, 01/13/2051	2,600,000	2,938,857
WESCO Distribution, Inc., 7.25%, 06/15/2028(a)	254,000	278,658
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

	Principal Amount		Value
United States–(continued)
Western Midstream Operating L.P.,
4.10%, 02/01/2025		$130,000	$124,032
4.50%, 03/01/2028		206,000	194,670
4.75%, 08/15/2028		304,000	293,682
5.45%, 04/01/2044		397,000	340,179
Whiting Petroleum Corp., 1.13%, 12/31/2049(b)(e)		66,000	0
William Carter Co. (The),
5.50%, 05/15/2025(a)		80,000	83,950
5.63%, 03/15/2027(a)		225,000	235,406
WPX Energy, Inc.,
5.75%, 06/01/2026		406,000	420,971
5.25%, 10/15/2027		48,000	48,801
5.88%, 06/15/2028		26,000	27,203
4.50%, 01/15/2030		27,000	26,712
WRKCo, Inc., 3.00%, 06/15/2033		1,820,000	1,981,191
XPO Logistics, Inc.,
6.13%, 09/01/2023(a)		313,000	320,058
6.75%, 08/15/2024(a)		147,000	155,978
			204,420,344
Total U.S. Dollar Denominated Bonds & Notes (Cost $355,674,802)			359,482,289
Non-U.S. Dollar Denominated Bonds & Notes–34.08%(i)
Argentina–2.03%
Argentina Treasury Bond BONCER,
1.00%, 08/05/2021	ARS	1,134,126,525	17,809,355
1.40%, 03/25/2023	ARS	69,727,000	990,268
1.50%, 03/25/2024	ARS	51,260,000	690,652
4.00%, 04/27/2025	ARS	29,500,000	945,395
Argentine Bonos del Tesoro, 18.20%, 10/03/2021	ARS	9,285,000	110,124
			20,545,794
Australia–5.04%
Australia Government Bond,
Series 152, 2.75%, 11/21/2028(a)	AUD	18,600,000	15,515,955
Series 162, 1.75%, 06/21/2051(a)	AUD	49,200,000	35,430,908
			50,946,863
Belgium–0.23%
KBC Group N.V., 4.25%(a)(b)(c)	EUR	2,000,000	2,301,460
Brazil–0.34%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2045	BRL	3,400,000	2,567,653
Swiss Insured Brazil Power Finance S.a r.l., 9.85%, 07/16/2032(a)	BRL	4,500,000	903,461
			3,471,114
Colombia–0.32%
Colombian Titulos De Tesoreria, Series B, 10.00%, 07/24/2024	COP	10,146,000,000	3,259,193
	Principal Amount		Value
Cyprus–1.15%
Cyprus Government International Bond,
1.25%, 01/21/2040(a)	EUR	7,565,000	$9,068,838
2.25%, 04/16/2050(a)	EUR	1,845,000	2,588,693
			11,657,531
Denmark–0.04%
Danske Bank A/S, 5.88%(a)(b)(c)	EUR	360,000	435,927
Egypt–0.72%
Egypt Government Bond,
16.00%, 12/12/2020	EGP	29,000,000	1,851,101
16.00%, 06/11/2022	EGP	50,300,000	3,275,813
Egypt Government International Bond, 4.75%, 04/16/2026(a)	EUR	1,900,000	2,126,575
			7,253,489
France–0.31%
Credit Agricole S.A., 6.50%(a)(b)(c)	EUR	1,560,000	1,874,511
Societe Generale S.A., 6.75%(a)(b)(c)	EUR	1,031,000	1,225,948
			3,100,459
Germany–0.05%
Deutsche Bank AG, 2.63%, 02/12/2026(a)	EUR	450,000	555,269
Greece–5.46%
Hellenic Republic Government Bond,
1.50%, 06/18/2030(a)	EUR	38,150,000	46,698,285
4.20%, 01/30/2042(a)	EUR	4,750,000	8,417,913
Series GDP, 1.00%, 10/15/2042(b)	EUR	23,730,000	89,031
			55,205,229
India–2.18%
India Government Bond,
7.72%, 05/25/2025	INR	15,000,000	221,178
8.20%, 09/24/2025	INR	215,600,000	3,231,084
7.59%, 01/11/2026	INR	300,000,000	4,404,458
7.27%, 04/08/2026	INR	600,000,000	8,734,074
8.24%, 02/15/2027	INR	215,000,000	3,251,955
7.17%, 01/08/2028	INR	155,000,000	2,231,302
			22,074,051
Indonesia–2.65%
Indonesia Treasury Bond,
Series FR56, 8.38%, 09/15/2026	IDR	104,095,000,000	7,805,026
Series FR64, 6.13%, 05/15/2028	IDR	20,000,000,000	1,297,043
Series FR78, 8.25%, 05/15/2029	IDR	29,100,000,000	2,136,151
Series FR82, 7.00%, 09/15/2030	IDR	55,000,000,000	3,721,186
Indonesian Treasury Bond,
Series FR59, 7.00%, 05/15/2027	IDR	90,000,000,000	6,247,984
Series FR74, 7.50%, 08/15/2032	IDR	72,480,000,000	4,960,594
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

	Principal Amount		Value
Indonesia–(continued)
PT Jasa Marga (Persero) Tbk, 7.50%, 12/11/2020(a)	IDR	9,160,000,000	$600,956
			26,768,940
Italy–5.92%
Banca Monte dei Paschi di Siena S.p.A., 5.38%, 01/18/2028(a)(b)	EUR	750,000	728,311
Intesa Sanpaolo S.p.A.,
6.25%(a)(b)(c)	EUR	1,300,000	1,524,285
3.75%(a)(b)(c)	EUR	700,000	675,235
4.13%(a)(b)(c)	EUR	600,000	575,480
Italy Buoni Poliennali Del Tesoro,
1.80%, 03/01/2041(a)	EUR	39,255,000	48,239,630
2.80%, 03/01/2067(a)	EUR	3,116,000	4,543,398
UniCredit S.p.A.,
1.80%, 01/20/2030(a)	EUR	625,000	729,700
6.63%(a)(b)(c)	EUR	500,000	583,177
9.25%(a)(b)(c)	EUR	1,800,000	2,296,841
			59,896,057
Ivory Coast–0.43%
Ivory Coast Government International Bond,
5.25%, 03/22/2030(a)	EUR	1,819,000	1,937,204
6.88%, 10/17/2040(a)	EUR	2,330,000	2,461,714
			4,398,918
Japan–0.14%
SoftBank Group Corp.,
4.75%, 07/30/2025(a)	EUR	520,000	653,034
4.00%, 09/19/2029(a)	EUR	650,000	766,159
			1,419,193
Mexico–0.08%
Banco Invex S.A./Hipotecaria Credito y Casa S.A. de C.V., Series 062U, 6.45%, 03/13/2034(e)(f)	MXN	4,830,531	0
J.P. Morgan S.A./Hipotecaria Su Casita S.A. de C.V., 6.47%, 08/26/2035(a)(e)	MXN	5,808,600	35,763
Petroleos Mexicanos, 3.75%, 04/16/2026(a)	EUR	766,000	788,209
			823,972
Netherlands–0.42%
Cooperatieve Rabobank UA, 4.38%(a)(b)(c)	EUR	1,800,000	2,168,710
Maxeda DIY Holding B.V., 5.88%, 10/01/2026(a)	EUR	223,000	261,759
Stichting AK Rabobank Certificaten, 6.50%(a)(c)	EUR	1,300,000	1,820,090
			4,250,559
Portugal–1.11%
Banco Comercial Portugues S.A., 4.50%, 12/07/2027(a)(b)	EUR	500,000	565,662
Caixa Geral de Depositos S.A., 10.75%(a)(b)(c)	EUR	2,400,000	3,056,281
Novo Banco S.A.,
3.50%, 02/19/2043(a)	EUR	750,000	725,005
3.50%, 03/18/2043(a)	EUR	500,000	483,337
	Principal Amount		Value
Portugal–(continued)
Portugal Obrigacoes do Tesouro OT, 4.10%, 02/15/2045(a)	EUR	3,250,000	$6,390,240
			11,220,525
Russia–1.55%
Mos.ru, 5.00%, 08/22/2034	RUB	22,725,040	0
Russian Federal Bond - OFZ,
Series 6212, 7.05%, 01/19/2028	RUB	250,000,000	3,425,742
Series 6221, 7.70%, 03/23/2033	RUB	133,300,000	1,917,732
Series 6225, 7.25%, 05/10/2034	RUB	537,500,000	7,474,090
Series 6228, 7.65%, 04/10/2030	RUB	200,000,000	2,848,079
			15,665,643
South Africa–1.42%
Republic of South Africa Government Bond,
Series 2032, 8.25%, 03/31/2032	ZAR	86,400,000	4,429,548
Series 2037, 8.50%, 01/31/2037	ZAR	9,400,000	440,777
Series 2048, 8.75%, 02/28/2048	ZAR	54,000,000	2,482,388
Series R186, 10.50%, 12/21/2026	ZAR	101,775,000	7,037,546
			14,390,259
Spain–1.62%
Banco Bilbao Vizcaya Argentaria S.A.,
5.88%(a)(b)(c)	EUR	2,625,000	3,041,133
6.00%(a)(b)(c)	EUR	2,800,000	3,275,571
Banco Santander S.A.,
4.38%(a)(b)(c)	EUR	1,400,000	1,488,498
6.25%(a)(b)(c)	EUR	3,900,000	4,576,098
4.75%(a)(b)(c)	EUR	1,200,000	1,283,726
Bankinter S.A., 8.63%(a)(b)(c)	EUR	1,145,000	1,387,775
CaixaBank S.A., 5.25%(a)(b)(c)	EUR	1,200,000	1,310,229
			16,363,030
Supranational–0.14%
African Development Bank, 0.00%, 01/17/2050(d)	ZAR	78,000,000	488,560
European Bank for Reconstruction and Development, 6.85%, 06/21/2021	IDR	10,600,000,000	715,514
International Finance Corp., 0.00%, 02/15/2029(a)(d)	TRY	3,700,000	178,090
			1,382,164
Thailand–0.13%
Thailand Government Bond, 3.30%, 06/17/2038	THB	35,000,000	1,341,434
United Kingdom–0.29%
eG Global Finance PLC, 6.25%, 10/30/2025(a)	EUR	150,000	175,919
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

	Principal Amount		Value
United Kingdom–(continued)
HSBC Holdings PLC, 6.00%(a)(b)(c)	EUR	2,205,000	$2,731,163
			2,907,082
United States–0.31%
AT&T, Inc.,
2.05%, 05/19/2032	EUR	1,820,000	2,321,616
Series B2.88%(b)(c)	EUR	700,000	794,782
			3,116,398
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $368,396,054)			344,750,553

U.S. Government Sponsored Agency Mortgage-Backed Securities–17.99%
Fannie Mae Interest STRIPS, IO, 7.50%, 03/25/2023(j)		$25,087	1,669
Fannie Mae Interest STRIPS, IO, 7.50%, 05/25/2023(j)		2,879	197
Fannie Mae Interest STRIPS, IO, 7.50%, 01/25/2024(j)		62,386	5,196
Fannie Mae Interest STRIPS, IO, 6.50%, 04/25/2029(j)		17,197	2,819
Fannie Mae Interest STRIPS, IO, 6.50%, 06/25/2031(j)		179,910	27,853
Fannie Mae Interest STRIPS, IO, 6.50%, 02/25/2032(j)		93,007	15,914
Fannie Mae Interest STRIPS, IO, 6.50%, 04/25/2032(j)		27,485	5,897
Fannie Mae Interest STRIPS, IO, 6.50%, 07/25/2032(j)		26,329	4,934
Fannie Mae Interest STRIPS, IO, 6.00%, 12/25/2032(j)		52,981	9,662
Fannie Mae Interest STRIPS, IO, 6.00%, 02/25/2033(j)		104,822	20,185
Fannie Mae Interest STRIPS, IO, 6.00%, 03/25/2033(j)		453,557	82,809
Fannie Mae Interest STRIPS, IO, 6.00%, 03/25/2033(j)		84,317	15,746
Fannie Mae Interest STRIPS, IO, 6.00%, 10/25/2033(j)		246,428	48,094
Fannie Mae Interest STRIPS, IO, 5.50%, 01/25/2034(j)		79,044	13,957
Fannie Mae Interest STRIPS, IO, 5.50%, 04/25/2034(j)		86,257	15,890
Fannie Mae Interest STRIPS, IO, 5.50%, 04/25/2034(j)		46,209	8,448
Fannie Mae Interest STRIPS, IO, 5.50%, 02/25/2035(j)		30,568	5,444
Fannie Mae Interest STRIPS, IO, 5.50%, 06/25/2035(j)		61,255	10,252
Fannie Mae Interest STRIPS, IO, 6.00%, 08/25/2035(j)		39,889	8,454
Fannie Mae REMICs, 3.00%, 12/25/2020		31	31
Fannie Mae REMICs, 3.00%, 01/25/2021		10	10
Fannie Mae REMICs, IO, 6.55% (1 mo. USD LIBOR + 6.70%), 02/25/2024(g)(j)		312	17
Fannie Mae REMICs, 4.50%, 08/25/2025		31,836	32,892
Fannie Mae REMICs, 5.50%, 12/25/2025		252,110	263,792
	Principal Amount	Value

Fannie Mae REMICs, 4.00%, 08/25/2026	$1,732	$1,745
Fannie Mae REMICs, 6.50%, 11/25/2029	51,141	58,479
Fannie Mae REMICs, IO, 6.55% (1 mo. USD LIBOR + 6.70%), 10/25/2031(g)(j)	12,890	2,417
Fannie Mae REMICs, IO, 7.75% (7.90% - 1 mo. USD LIBOR), 11/18/2031(g)(j)	26,870	6,044
Fannie Mae REMICs, IO, 7.75% (7.90% - 1 mo. USD LIBOR), 11/25/2031(g)(j)	4,919	1,052
Fannie Mae REMICs, IO, 7.75% (7.90% - 1 mo. USD LIBOR), 12/18/2031(g)(j)	6,226	1,195
Fannie Mae REMICs, 6.00%, 01/25/2032	44,560	50,380
Fannie Mae REMICs, IO, 7.80% (1 mo. USD LIBOR + 7.95%), 01/25/2032(g)(j)	5,344	1,134
Fannie Mae REMICs, IO, 7.95% (1 mo. USD LIBOR + 8.10%), 03/25/2032(g)(j)	7,773	1,748
Fannie Mae REMICs, 1.15% (1 mo. USD LIBOR + 1.00%), 04/25/2032(g)	22,701	23,184
Fannie Mae REMICs, 1.15% (1 mo. USD LIBOR + 1.00%), 04/25/2032(g)	6,990	7,139
Fannie Mae REMICs, IO, 6.85% (7.00% - 1 mo. USD LIBOR), 04/25/2032(g)(j)	28,924	5,956
Fannie Mae REMICs, IO, 7.65% (7.80% - 1 mo. USD LIBOR), 04/25/2032(g)(j)	4,179	924
Fannie Mae REMICs, IO, 7.85% (8.00% - 1 mo. USD LIBOR), 07/25/2032(g)(j)	5,974	1,347
Fannie Mae REMICs, IO, 7.85% (8.00% - 1 mo. USD LIBOR), 07/25/2032(g)(j)	8,209	1,851
Fannie Mae REMICs, 0.65% (1 mo. USD LIBOR + 0.50%), 09/25/2032(g)	55,169	55,429
Fannie Mae REMICs, 1.15% (1 mo. USD LIBOR + 1.00%), 09/25/2032(g)	98,608	100,727
Fannie Mae REMICs, IO, 7.85% (8.00% - 1 mo. USD LIBOR), 09/25/2032(g)(j)	4,199	951
Fannie Mae REMICs, 0.65% (1 mo. USD LIBOR + 0.50%), 10/18/2032(g)	16,480	16,554
Fannie Mae REMICs, IO, 7.95% (1 mo. USD LIBOR + 8.10%), 12/18/2032(g)(j)	7,591	1,281
Fannie Mae REMICs, IO, 7.95% (8.10% - 1 mo. USD LIBOR), 12/18/2032(g)(j)	49,279	11,402
Fannie Mae REMICs, 1.15% (1 mo. USD LIBOR + 1.00%), 12/25/2032(g)	98,606	100,725
Fannie Mae REMICs, IO, 8.10% (8.25% - 1 mo. USD LIBOR), 02/25/2033(g)(j)	12,732	3,026
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

	Principal Amount	Value

Fannie Mae REMICs, IO, 7.00%, 03/25/2033(j)	$84,412	$17,490
Fannie Mae REMICs, IO, 7.00%, 04/25/2033(j)	63,227	14,169
Fannie Mae REMICs, IO, 8.10% (1 mo. USD LIBOR + 8.25%), 05/25/2033(g)(j)	44,523	10,711
Fannie Mae REMICs, IO, 7.40% (1 mo. USD LIBOR + 7.55%), 10/25/2033(g)(j)	215,083	48,856
Fannie Mae REMICs, 0.55% (1 mo. USD LIBOR + 0.40%), 11/25/2033(g)	10,518	10,551
Fannie Mae REMICs, IO, 5.90% (6.05% - 1 mo. USD LIBOR), 03/25/2035(g)(j)	266,946	50,551
Fannie Mae REMICs, IO, 6.60% (6.75% - 1 mo. USD LIBOR), 03/25/2035(g)(j)	7,073	1,239
Fannie Mae REMICs, IO, 6.45% (1 mo. USD LIBOR + 6.60%), 05/25/2035(g)(j)	144,842	24,422
Fannie Mae REMICs, IO, 6.55% (6.70% - 1 mo. USD LIBOR), 05/25/2035(g)(j)	237,815	45,772
Fannie Mae REMICs, IO, 6.60% (6.75% - 1 mo. USD LIBOR), 05/25/2035(g)(j)	353,036	55,738
Fannie Mae REMICs, 24.02% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(g)	54,186	91,182
Fannie Mae REMICs, 23.66% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(g)	74,902	123,403
Fannie Mae REMICs, IO, 7.08% (1 mo. USD LIBOR + 7.23%), 09/25/2036(g)(j)	261,200	46,658
Fannie Mae REMICs, 1.09% (1 mo. USD LIBOR + 0.94%), 06/25/2037(g)	11,351	11,643
Fannie Mae REMICs, IO, 6.39% (1 mo. USD LIBOR + 6.54%), 06/25/2037(g)(j)	234,362	50,127
Fannie Mae REMICs, IO, 5.90% (1 mo. USD LIBOR + 6.05%), 07/25/2038(g)(j)	9,271	1,760
Fannie Mae REMICs, 5.00%, 04/25/2040	61,985	65,956
Fannie Mae REMICs, 4.00%, 03/25/2041	32,464	35,378
Fannie Mae REMICs, IO, 4.00%, 04/25/2041(j)	510,263	49,783
Fannie Mae REMICs, IO, 6.40% (6.55% - 1 mo. USD LIBOR), 10/25/2041(g)(j)	106,661	22,285
Fannie Mae REMICs, 0.55% (1 mo. USD LIBOR + 0.40%), 03/25/2042(g)	119,821	120,433
Fannie Mae REMICs, IO, 6.00% (6.15% - 1 mo. USD LIBOR), 12/25/2042(g)(j)	350,115	70,023
Federal Home Loan Mortgage Corp., 6.00%, 11/01/2021	6,799	7,582
	Principal Amount	Value

Federal Home Loan Mortgage Corp., 6.50%, 11/01/2022	$2,359	$2,387
Federal Home Loan Mortgage Corp., 6.50%, 08/01/2031	80,647	90,778
Federal Home Loan Mortgage Corp., 5.00%, 09/01/2033	145,128	167,110
Federal Home Loan Mortgage Corp., 7.00%, 10/01/2037	12,615	14,521
Federal National Mortgage Association, 5.50%, 04/01/2021	422	425
Federal National Mortgage Association, 5.00%, 12/01/2021	4,034	4,251
Federal National Mortgage Association, 5.00%, 01/01/2022	111	117
Federal National Mortgage Association, 5.50%, 04/01/2022	1,814	1,856
Federal National Mortgage Association, 5.50%, 04/01/2022	1,893	1,933
Federal National Mortgage Association, 5.50%, 07/01/2022	1,403	1,443
Federal National Mortgage Association, 5.00%, 01/01/2024	26	27
Federal National Mortgage Association, 7.50%, 10/01/2029	64,763	75,938
Federal National Mortgage Association, 7.00%, 07/01/2032	27,622	32,108
Federal National Mortgage Association, 8.50%, 07/01/2032	317	319
Federal National Mortgage Association, 7.50%, 03/01/2033	201,962	239,355
Federal National Mortgage Association, 7.00%, 04/01/2033	3,532	4,090
Federal National Mortgage Association, 5.00%, 07/01/2033	147,611	168,694
Federal National Mortgage Association, 5.50%, 02/01/2035	14,328	16,977
Freddie Mac Multifamily Structured Pass-Through Ctfs., Series K734, Class X1, 0.79%, 02/25/2026(k)	1,677,741	50,593
Freddie Mac Multifamily Structured Pass-Through Ctfs., Series K735, Class X1, 1.10%, 05/25/2026(k)	2,943,612	141,545
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

	Principal Amount	Value

Freddie Mac Multifamily Structured Pass-Through Ctfs., Series K093, Class X1, 1.09%, 05/25/2029(k)	$20,075,029	$1,431,044
Freddie Mac REMICs, 7.50%, 09/15/2022	63,226	66,024
Freddie Mac REMICs, 1.50%, 07/15/2023	60,914	61,432
Freddie Mac REMICs, 5.00%, 09/15/2023	159,181	165,937
Freddie Mac REMICs, 6.75%, 02/15/2024	44,828	47,743
Freddie Mac REMICs, IO, 5.85% (1 mo. USD LIBOR + 6.00%), 03/15/2024(g)(j)	101,554	8,042
Freddie Mac REMICs, 7.00%, 09/15/2026	169,210	188,084
Freddie Mac REMICs, IO, 7.80% (1 mo. USD LIBOR + 7.95%), 12/15/2026(g)(j)	109,503	13,573
Freddie Mac REMICs, 6.50%, 04/15/2028	91,095	104,318
Freddie Mac REMICs, IO, 8.55% (8.70% - 1 mo. USD LIBOR), 07/17/2028(g)(j)	2,679	230
Freddie Mac REMICs, IO, 8.55% (8.70% - 1 mo. USD LIBOR), 07/17/2028(g)(j)	5,704	611
Freddie Mac REMICs, 0.60% (1 mo. USD LIBOR + 0.45%), 12/15/2028(g)	150,316	150,674
Freddie Mac REMICs, 0.60% (1 mo. USD LIBOR + 0.45%), 02/15/2029(g)	4,170	4,180
Freddie Mac REMICs, IO, 7.50% (1 mo. USD LIBOR + 7.65%), 03/15/2029(g)(j)	211,440	36,271
Freddie Mac REMICs, 6.00%, 04/15/2029	83,066	94,034
Freddie Mac REMICs, IO, 7.95% (8.10% - 1 mo. USD LIBOR), 06/15/2029(g)(j)	8,157	1,607
Freddie Mac REMICs, 6.50%, 10/15/2029	62,983	72,212
Freddie Mac REMICs, 0.70% (1 mo. USD LIBOR + 0.55%), 06/15/2031(g)	88,240	88,763
Freddie Mac REMICs, 6.50%, 06/15/2031	8,132	9,352
Freddie Mac REMICs, 1.10% (1 mo. USD LIBOR + 0.95%), 08/15/2031(g)	43,717	44,621
Freddie Mac REMICs, 6.50%, 10/15/2031	32,566	38,395
Freddie Mac REMICs, 0.70% (1 mo. USD LIBOR + 0.55%), 01/15/2032(g)	51,435	51,758
Freddie Mac REMICs, 1.10% (1 mo. USD LIBOR + 0.95%), 02/15/2032(g)	54,265	55,316
Freddie Mac REMICs, 1.15% (1 mo. USD LIBOR + 1.00%), 02/15/2032(g)	21,590	22,046
	Principal Amount	Value

Freddie Mac REMICs, 1.15% (1 mo. USD LIBOR + 1.00%), 02/15/2032(g)	$22,095	$22,561
Freddie Mac REMICs, 1.15% (1 mo. USD LIBOR + 1.00%), 02/15/2032(g)	19,210	19,616
Freddie Mac REMICs, 1.15% (1 mo. USD LIBOR + 1.00%), 03/15/2032(g)	23,680	23,811
Freddie Mac REMICs, 1.15% (1 mo. USD LIBOR + 1.00%), 03/15/2032(g)	40,629	41,478
Freddie Mac REMICs, IO, 7.85% (1 mo. USD LIBOR + 8.00%), 04/15/2032(g)(j)	392,094	60,429
Freddie Mac REMICs, 3.50%, 05/15/2032	27,945	30,031
Freddie Mac REMICs, 6.50%, 06/15/2032	109,445	127,252
Freddie Mac REMICs, IO, 6.90% (1 mo. USD LIBOR + 7.05%), 10/15/2033(g)(j)	90,923	18,842
Freddie Mac REMICs, IO, 6.55% (6.70% - 1 mo. USD LIBOR), 01/15/2035(g)(j)	91,246	17,585
Freddie Mac REMICs, IO, 6.60% (6.75% - 1 mo. USD LIBOR), 02/15/2035(g)(j)	15,768	3,062
Freddie Mac REMICs, IO, 6.57% (1 mo. USD LIBOR + 6.72%), 05/15/2035(g)(j)	185,739	39,134
Freddie Mac REMICs, IO, 6.57% (6.72% - 1 mo. USD LIBOR), 05/15/2035(g)(j)	127,402	21,432
Freddie Mac REMICs, 24.19% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(g)	53,896	90,511
Freddie Mac REMICs, IO, 6.85% (7.00% - 1 mo. USD LIBOR), 12/15/2037(g)(j)	57,861	13,696
Freddie Mac REMICs, IO, 5.85% (1 mo. USD LIBOR + 6.00%), 04/15/2038(g)(j)	18,539	3,397
Freddie Mac REMICs, IO, 5.92% (6.07% - 1 mo. USD LIBOR), 05/15/2038(g)(j)	116,224	24,088
Freddie Mac REMICs, 4.00%, 06/15/2038	42,542	46,855
Freddie Mac REMICs, IO, 6.10% (1 mo. USD LIBOR + 6.25%), 12/15/2039(g)(j)	30,955	6,098
Freddie Mac REMICs, 4.00%, 04/15/2040	45,250	46,302
Freddie Mac REMICs, 3.00%, 05/15/2040	2,607	2,688
Freddie Mac STRIPS, IO, 6.50%, 02/01/2028(j)	2,725	403
Freddie Mac STRIPS, IO, 7.00%, 09/01/2029(j)	17,259	3,142
Freddie Mac STRIPS, IO, 6.00%, 12/15/2032(j)	38,590	6,376
Government National Mortgage Association, ARM, 3.13% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 11/20/2025(g)	1,204	1,243
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

	Principal Amount	Value

Government National Mortgage Association, 8.00%, 05/15/2026	$6,402	$6,430
Government National Mortgage Association, 7.00%, 04/15/2028	10,433	11,643
Government National Mortgage Association, 7.00%, 07/15/2028	21,669	24,183
Government National Mortgage Association, IO, 6.40% (6.55% - 1 mo. USD LIBOR), 04/16/2037(g)(j)	142,171	29,643
Government National Mortgage Association, IO, 6.50% (6.65% - 1 mo. USD LIBOR), 04/16/2041(g)(j)	232,295	41,982
Government National Mortgage Association, TBA, 2.50%, 10/01/2050(l)	9,715,000	10,200,750
Uniform Mortgage-Backed Securities, TBA, 2.00%, 10/01/2035(l)	9,150,000	9,508,137
Uniform Mortgage-Backed Securities, TBA, 2.00%, 10/01/2050(l)	137,500,000	142,151,368
Uniform Mortgage-Backed Securities, TBA, 2.50%, 10/01/2050(l)	12,900,000	13,530,891
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $181,815,467)		181,976,357

Asset-Backed Securities–10.49%
American Credit Acceptance Receivables Trust, Series 2019-2, Class D, 3.41%, 06/12/2025(a)	1,720,000	1,774,453
AmeriCredit Automobile Receivables Trust,
Series 2019-3, Class D, 2.58%, 09/18/2025	1,550,000	1,579,977
Series 2020-1, Class D, 1.80%, 12/18/2025	2,350,000	2,370,559
Series 2017-4, Class D, 3.08%, 12/18/2023	375,000	387,916
Series 2019-2, Class D, 2.99%, 06/18/2025	3,290,000	3,464,933
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 3.84% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(g)	18,851	19,044
Benchmark Mortgage Trust, Series 2018-B1, Class XA, 0.66%, 01/15/2051(k)	5,699,210	171,359
Capital Auto Receivables Asset Trust, Series 2017-1, Class D, 3.15%, 02/20/2025(a)	110,000	112,237
Principal Amount		Value

CarMax Auto Owner Trust,
Series 2019-3, Class D, 2.85%, 01/15/2026	$990,000	$1,024,509
Series 2017-4, Class D, 3.30%, 05/15/2024	280,000	287,276
Series 2018-1, Class D, 3.37%, 07/15/2024	195,000	200,434
CCG Receivables Trust,
Series 2018-1, Class C, 3.42%, 06/16/2025(a)	70,000	71,066
Series 2019-1, Class B, 3.22%, 09/14/2026(a)	140,000	145,931
Series 2019-1, Class C, 3.57%, 09/14/2026(a)	35,000	36,292
Series 2018-1, Class B, 3.09%, 06/16/2025(a)	240,000	243,563
CD Mortgage Trust, Series 2017-CD6, Class XA, 1.07%, 11/13/2050(k)	2,211,181	94,184
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 3.86%, 01/25/2036(k)	7,763	7,443
CHL Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	284,562	283,702
Series 2005-JA, Class A7, 5.50%, 11/25/2035	272,736	272,165
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, 1.25%, 10/12/2050(k)	6,049,526	334,705
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A3, 4.10%, 05/25/2035(k)	331,626	333,163
Series 2006-AR1, Class 1A1, 3.88% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(g)	82,220	82,604
Series 2014-8, Class 1A2, 0.45% (1 mo. USD LIBOR + 0.29%), 07/20/2036(a)(g)	1,902,393	1,872,718
CNH Equipment Trust, Series 2017-C, Class B, 2.54%, 05/15/2025	185,000	188,312
COMM Mortgage Trust,
Series 2014-LC15, Class AM, 4.20%, 04/10/2047	455,000	496,255
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	25,000	27,422
Commercial Mortgage Trust,
Series 2012-CR5, Class XA, 1.66%, 12/10/2045(k)	2,384,833	66,180
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	1,600,000	1,755,993
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Principal Amount		Value

Credit Acceptance Auto Loan Trust,
Series 2019-1A, Class B, 3.75%, 04/17/2028(a)	$85,000	$89,089
Series 2019-1A, Class C, 3.94%, 06/15/2028(a)	515,000	538,854
Series 2017-3A, Class C, 3.48%, 10/15/2026(a)	351,955	355,772
Series 2018-1A, Class C, 3.77%, 06/15/2027(a)	1,040,000	1,061,757
CWHEQ Revolving Home Equity Loan Trust,
Series 2005-G, Class 2A, 0.38% (1 mo. USD LIBOR + 0.23%), 12/15/2035(g)	11,288	11,158
Series 2006-H, Class 2A1A, 0.30% (1 mo. USD LIBOR + 0.15%), 11/15/2036(g)	13,148	10,435
Dell Equipment Finance Trust,
Series 2019-1, Class C, 3.14%, 03/22/2024(a)	270,000	277,358
Series 2019-2, Class D, 2.48%, 04/22/2025(a)	1,290,000	1,306,797
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.89%, 06/25/2036(k)	36,955	35,929
Deutsche Mortgage Securities, Inc., Series 2013-RS1, Class 1A2, 0.60% (1 mo. USD LIBOR + 0.44%), 07/22/2036(a)(g)	1,925,811	1,911,629
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18%, 10/15/2026	2,540,000	2,626,358
DT Auto Owner Trust,
Series 2019-3A, Class D, 2.96%, 04/15/2025(a)	875,000	896,889
Series 2019-2A, Class D, 3.48%, 02/18/2025(a)	285,000	295,967
Series 2019-4A, Class D, 2.85%, 07/15/2025(a)	2,050,000	2,109,817
Exeter Automobile Receivables Trust,
Series 2019-1A, Class D, 4.13%, 12/16/2024(a)	2,170,000	2,269,459
Series 2019-4A, Class D, 2.58%, 09/15/2025(a)	2,730,000	2,798,574
Principal Amount		Value

FREMF Mortgage Trust,
Series 2017-K62, Class B, 4.00%, 01/25/2050(a)(k)	$280,000	$309,354
Series 2013-K25, Class C, 3.74%, 11/25/2045(a)(k)	135,000	140,188
Series 2013-K26, Class C, 3.72%, 12/25/2045(a)(k)	95,000	98,757
Series 2013-K27, Class C, 3.62%, 01/25/2046(a)(k)	1,460,000	1,518,934
Series 2013-K28, Class C, 3.61%, 06/25/2046(a)(k)	2,330,000	2,433,320
Series 2013-K29, Class C, 3.60%, 05/25/2046(a)(k)	2,300,000	2,406,041
Series 2015-K44, Class B, 3.81%, 01/25/2048(a)(k)	2,310,000	2,510,970
Series 2015-K45, Class B, 3.71%, 04/25/2048(a)(k)	4,646,000	5,026,468
Series 2017-K724, Class B, 3.60%, 11/25/2023(a)(k)	1,535,000	1,624,410
Series 2016-K54, Class C, 4.19%, 04/25/2048(a)(k)	1,810,000	1,937,537
Series 2016-K723, Class C, 3.70%, 11/25/2023(a)(k)	815,000	842,012
GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.82%, 07/15/2022(a)	78,254	78,437
GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.34%, 07/25/2035(k)	5,506	5,554
HomeBanc Mortgage Trust, Series 2005-3, Class A2, 0.46% (1 mo. USD LIBOR + 0.31%), 07/25/2035(g)	3,893	3,909
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class AS, 3.22%, 04/15/2046	235,000	244,543
Series 2014-C20, Class AS, 4.04%, 07/15/2047	630,000	681,847
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 3.60%, 07/25/2035(k)	26,060	25,609
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(k)	680,000	699,308
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 0.25% (1 mo. USD LIBOR + 0.10%), 08/25/2036(g)	799,116	374,276
Morgan Stanley BAML Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	570,000	595,793
Series 2014-C14, Class B, 4.92%, 02/15/2047(k)	240,000	257,867
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, 0.93%, 12/15/2050(k)	1,999,606	91,690
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Principal Amount		Value

Navistar Financial Dealer Note Master Owner Trust II,
Series 2019-1, Class C, 1.10% (1 mo. USD LIBOR + 0.95%), 05/25/2024(a)(g)	$270,000	$268,720
Series 2019-1, Class D, 1.60% (1 mo. USD LIBOR + 1.45%), 05/25/2024(a)(g)	255,000	253,701
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(a)	1,410,000	1,444,828
RALI Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	9,269	8,616
Residential Asset Securitization Trust, Series 2005-A6CB, Class A7, 6.00%, 06/25/2035	1,373,655	1,290,444
Santander Drive Auto Receivables Trust,
Series 2019-2, Class D, 3.22%, 07/15/2025	170,000	175,751
Series 2019-3, Class D, 2.68%, 10/15/2025	1,910,000	1,966,791
Series 2017-2, Class D, 3.49%, 07/17/2023	180,015	182,878
Series 2018-2, Class D, 3.88%, 02/15/2024	145,000	150,192
Santander Retail Auto Lease Trust,
Series 2019-A, Class C, 3.30%, 05/22/2023(a)	2,680,000	2,760,266
Series 2019-B, Class C, 2.77%, 08/21/2023(a)	1,410,000	1,451,383
Series 2019-C, Class C, 2.39%, 11/20/2023(a)	2,365,000	2,411,956
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(a)	481,177	511,588
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, 1.15%, 11/15/2050(k)	3,760,368	188,799
United Auto Credit Securitization Trust, Series 2019-1, Class C, 3.16%, 08/12/2024(a)	130,000	131,260
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2005-AR16, Class 1A1, 3.72%, 12/25/2035(k)	4,996	4,896
Series 2003-AR10, Class A7, 3.61%, 10/25/2033(k)	31,445	31,240
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, 1.03%, 12/15/2050(k)	2,773,832	147,627
Westlake Automobile Receivables Trust, Series 2020-1A, Class D, 2.80%, 06/16/2025(a)	2,565,000	2,629,805
	Principal Amount		Value

WFRBS Commercial Mortgage Trust,
Series 2011-C3, Class XA, 1.48%, 03/15/2044(a)(k)		$2,636,730	$10,476
Series 2013-C14, Class AS, 3.49%, 06/15/2046		640,000	671,227
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(k)		395,000	431,921
Series 2014-C20, Class AS, 4.18%, 05/15/2047		490,000	533,222
Madison Park Funding XI Ltd., Series 2013-11A, Class DR, 3.51% (3 mo. USD LIBOR + 3.25%), 07/23/2029(a)(g)		250,000	242,153
Alba PLC, Series 2007-1, Class F, 3.30% (3 mo. GBP LIBOR + 3.25%), 03/17/2039(a)(g)	GBP	420,298	501,616
Eurosail PLC,
Series 2006-2X, Class E1C, 3.31% (3 mo. GBP LIBOR + 3.25%), 12/15/2044(a)(g)	GBP	1,830,000	2,077,308
Series 2007-1X, Class C1A, 0.00% (3 mo. EURIBOR + 0.44%), 03/13/2045(a)(g)	EUR	7,369,000	7,325,810
Gemgarto PLC, Series 2018-1, Class E, 2.30% (3 mo. GBP LIBOR + 2.25%), 09/16/2065(a)(g)	GBP	2,224,480	2,749,560
Ludgate Funding PLC, Series 2007-1, Class MA, 0.30% (3 mo. GBP LIBOR + 0.24%), 01/01/2061(a)(g)	GBP	1,224,631	1,467,191
Prosil Acquisition S.A., Series 2019-1, Class A, 1.54% (3 mo. EURIBOR + 2.00%), 10/31/2039(a)(g)	EUR	2,319,266	2,311,394
Alhambra SME Funding,
Series 2019-1, Class A, 2.00% (1 mo. EURIBOR + 2.00%), 11/30/2028(a)(g)	EUR	4,329,321	4,947,034
Series 2019-1, Class B, 2.50% (1 mo. EURIBOR + 2.50%), 11/30/2028(a)(g)	EUR	625,000	717,372
Series 2019-1, Class D, 8.73% (1 mo. EURIBOR + 9.25%), 11/30/2028(a)(g)	EUR	141,425	142,574
Futura Srl, Series 2019-1, Class A, 2.68% (6 mo. EURIBOR + 3.00%), 07/31/2044(a)(g)	EUR	2,364,161	2,653,288
BBVA Consumer Auto, Series 2018-1, Class C, 2.30%, 07/20/2031(a)	EUR	5,000,000	5,872,860
IM Pastor 4, FTA, Series A, 0.00% (3 mo. EURIBOR + 0.14%), 03/22/2044(a)(g)	EUR	1,143,551	1,224,987
Element Rail Leasing I LLC, Series 2014-1A, Class A1, 2.30%, 04/19/2044(a)		27,295	27,379
Total Asset-Backed Securities (Cost $103,502,393)			106,125,174
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Principal Amount		Value
Agency Credit Risk Transfer Notes–2.37%
United States–2.37%
Connecticut Avenue Securities Trust, Series 2018-R07, Class 1M2,2.55% (1 mo. USD LIBOR + 2.40%), 04/25/2031(a)(g)	1,359,688	$1,357,770
Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2,2.45% (1 mo. USD LIBOR + 2.30%), 08/25/2031(a)(g)	400,182	399,451
Fannie Mae Connecticut Avenue Securities, Series 2016-C05, Class 2M2,4.60% (1 mo. USD LIBOR + 4.45%), 01/25/2029(g)	1,108,578	1,147,718
Fannie Mae Connecticut Avenue Securities, Series 2017-C04, Class 2M2,3.00% (1 mo. USD LIBOR + 2.85%), 11/25/2029(g)	870,441	867,835
Fannie Mae Connecticut Avenue Securities, Series 2017-C07, Class 1M2,2.55% (1 mo. USD LIBOR + 2.40%), 05/25/2030(g)	411,748	405,657
Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M2,2.70% (1 mo. USD LIBOR + 2.55%), 12/25/2030(g)	553,552	546,142
Fannie Mae Connecticut Avenue Securities, Series 2018-C06, Class 2M2,2.25% (1 mo. USD LIBOR + 2.10%), 03/25/2031(g)	889,869	877,907
Fannie Mae Connecticut Avenue Securities, Series 2019-R03, Class 1M2,2.30% (1 mo. USD LIBOR + 2.15%), 09/25/2031(a)(g)	893,561	893,433
Freddie Mac, Series 2014-DN3, Class M3, STACR®,4.15% (1 mo. USD LIBOR + 4.00%), 08/25/2024(g)	1,384,703	1,416,894
Freddie Mac, Series 2014-HQ2, Class M3, STACR®,3.90% (1 mo. USD LIBOR + 3.75%), 09/25/2024(g)	915,000	939,378
Freddie Mac, Series 2016-DNA2, Class M3, STACR®,4.80% (1 mo. USD LIBOR + 4.65%), 10/25/2028(g)	746,309	778,615
Freddie Mac, Series 2016-DNA3, Class M3, STACR®,5.15% (1 mo. USD LIBOR + 5.00%), 12/25/2028(g)	3,098,180	3,209,266
Freddie Mac, Series 2016-HQA3, Class M3, STACR®,4.00% (1 mo. USD LIBOR + 3.85%), 03/25/2029(g)	3,400,000	3,544,658
Freddie Mac, Series 2016-HQA4, Class M3, STACR®,4.05% (1 mo. USD LIBOR + 3.90%), 04/25/2029(g)	4,567,446	4,758,771
	Principal Amount	Value
United States–(continued)
Freddie Mac, Series 2017-DNA1, Class M2, STACR®,3.40% (1 mo. USD LIBOR + 3.25%), 07/25/2029(g)	1,922,111	$1,976,815
Freddie Mac, Series 2019-HRP1, Class M2, STACR®,1.55% (1 mo. USD LIBOR + 1.40%), 02/25/2049(a)(g)	743,115	693,398
Freddie Mac Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10,3.40% (1 mo. USD LIBOR + 3.25%), 10/15/2049(a)(g)	133,000	123,768
Total Agency Credit Risk Transfer Notes (Cost $23,658,849)		23,937,476
U.S. Treasury Securities–1.98%
U.S. Treasury Inflation — Indexed Notes–1.98%
0.13%, 04/15/2025(m) (Cost $19,476,728)	$19,476,728	20,018,504
Investment Companies–0.24%
United States–0.24%
Invesco Master Event-Linked Bond Fund, Class R6,(n)(o) (Cost $1,787,133)	148,653	2,420,308
Variable Rate Senior Loan Interests–0.23%(p)(q)
Canada–0.05%
Bausch Health Americas, Inc., First Lien Incremental Term Loan, 2.90% (1 mo. USD LIBOR + 2.75%), 11/27/2025	467,200	457,174
Luxembourg–0.03%
Altice Financing S.A., Term Loan, 2.90% (1 mo. USD LIBOR + 2.75%), 07/15/2025	365,914	350,560
United States–0.15%
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.75%), 12/23/2024	720,736	677,283
Claire’s Stores, Inc., Term Loan (1 mo. USD LIBOR + 6.50%), 12/18/2026	72,424	57,094
Dun & Bradstreet Corp. (The), Term Loan (1 mo. USD LIBOR + 3.75%), 02/08/2026	429,840	426,186
PetSmart, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.00%), 03/11/2022	353,054	352,802
Windstream Services LLC, Term Loan B-6 (3 mo. Prime Rate + 5.00%), 03/29/2021	81,688	50,565
		1,563,930
Total Variable Rate Senior Loan Interests (Cost $2,449,393)		2,371,664
	Shares
Common Stocks & Other Equity Interests–0.03%
Kazakhstan–0.00%
Astana-Finance JSC, GDR (Acquired 06/05/2015; Cost $0)(a)(e)(r)	446,838	1
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Shares		Value
United States–0.03%
Claire’s Stores, Inc.(n)	235	$98,112
Cxloyalty Group, Inc., Wts. expiring 04/10/2024(e)(r)	775	0
McDermott International Ltd.(r)	15,957	38,297
McDermott International Ltd., Series A, Wts. expiring 06/30/2027(r)	31,946	10,382
McDermott International Ltd., Series B, Wts. expiring 06/30/2027(r)	35,496	7,987
Murray Energy Corp.	762	8,763
Murray Energy Corp.	149	1,713
Party City Holdco, Inc.(r)	3,211	8,350
Sabine Oil & Gas Holdings, Inc.(n)(r)	837	11,718
Whiting Petroleum Corp.(r)	6,833	118,143
		303,465
Total Common Stocks & Other Equity Interests (Cost $3,373,222)		303,466
Preferred Stocks–0.00%
United States–0.00%
Claire’s Stores, Inc., Series A, Pfd. (Cost $36,875)	71	12,425
Shares		Value
Money Market Funds–5.50%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(n)(s)	19,479,017	$19,479,017
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(n)(s)	13,904,778	13,911,731
Invesco Treasury Portfolio, Institutional Class, 0.02%(n)(s)	22,261,733	22,261,733
Total Money Market Funds (Cost $55,652,676)		55,652,481
Options Purchased–0.99%(t)
(Cost $15,754,242)		9,960,678
TOTAL INVESTMENTS IN SECURITIES—109.44% (Cost $1,131,577,834)		1,107,011,375
OTHER ASSETS LESS LIABILITIES–(9.44)%		(95,494,027)
NET ASSETS–100.00%		$1,011,517,348
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
ARS	– Argentina Peso
AUD	– Australian Dollar
BRL	– Brazilian Real
Conv.	– Convertible
COP	– Colombia Peso
Ctfs.	– Certificates
EGP	– Egypt Pound
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
GDR	– Global Depositary Receipt
IDR	– Indonesian Rupiah
INR	– Indian Rupee
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
Pfd.	– Preferred
PIK	– Pay-in-Kind
REMICs	– Real Estate Mortgage Investment Conduits
RUB	– Russian Ruble
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
THB	– Thai Baht
TRY	– Turkish Lira
USD	– U.S. Dollar
Wts.	– Warrants
ZAR	– South African Rand
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Notes to Consolidated Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2020 was $494,858,396, which represented 48.92% of the Fund’s Net Assets.
(b)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(c)	Perpetual bond with no specified maturity date.
(d)	Zero coupon bond issued at a discount.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at September 30, 2020 was $596,142, which represented less than 1% of the Fund’s Net Assets.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2020.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(k)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2020.
(l)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(m)	Principal amount of security and interest payments are adjusted for inflation. See Note 1
(n)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$111,331,442	$668,867,165	$(760,719,590)	$-	$-	$19,479,017	$282,894
Invesco Liquid Assets Portfolio, Institutional Class	-	45,948,828	(32,035,244)	(195)	(1,658)	13,911,731	2,727
Invesco Treasury Portfolio, Institutional Class	-	73,518,123	(51,256,390)	-	-	22,261,733	1,474
Investments in Other Affiliates:
Carlyle Tactical Private Credit Fund	664,049	-	(669,100)	38,352	(33,301)	-	-
Claire’s Stores, Inc.*	152,750	-	-	(54,638)	-	98,112	-
Invesco Conservative Income Fund, Class Y	26,120,338	105,283	(26,238,634)	98,868	(85,855)	-	105,179
Invesco Master Event-Linked Bond Fund, Class R6	25,095,080	372,431	(22,802,346)	(6,813,883)	6,569,026	2,420,308	497,825
Invesco Oppenheimer Limited-Term Bond Fund	9,920	-	(9,942)	-	22	-	-
Sabine Oil & Gas Holdings, Inc.*	58,800	-	-	(47,082)	-	11,718	46,688
Total	$163,432,379	$788,811,830	$(893,731,246)	$(6,778,578)	$6,448,234	$58,182,619	$936,787

*	At September 30, 2020, this security was no longer an affiliate of the Fund.

(o)	Effective September 30, 2020, the underlying fund’s name changed.
(p)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(q)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(r)	Non-income producing security.
(s)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
(t)	The table below details options purchased.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR Versus CZK	Put	JPMorgan Chase Bank, N.A.	01/05/2021	CZK	26.65	EUR	20,000,000	$ 148,667
EUR Versus JPY	Put	JPMorgan Chase Bank, N.A.	11/16/2020	JPY	123.00	EUR	30,000,000	302,000
EUR Versus JPY	Put	Morgan Stanley & Co. International PLC	11/16/2020	JPY	123.00	EUR	20,000,000	201,333
EUR Versus NOK	Put	Goldman Sachs International	12/18/2020	NOK	10.33	EUR	31,250,000	71,629
EUR Versus NOK	Put	Goldman Sachs International	01/06/2021	NOK	8.65	EUR	3,650,000	7,652
EUR Versus NOK	Put	Goldman Sachs International	01/06/2021	NOK	8.36	EUR	3,650,000	4,309
EUR Versus NOK	Put	JPMorgan Chase Bank, N.A.	08/26/2021	NOK	8.90	EUR	3,750,000	87,938
USD Versus BRL	Put	Goldman Sachs International	10/15/2020	BRL	5.17	USD	15,000,000	5,550
USD Versus BRL	Put	Goldman Sachs International	11/10/2020	BRL	5.32	USD	12,500,000	102,887
USD Versus BRL	Put	Goldman Sachs International	02/12/2021	BRL	3.85	USD	1,250,000	4,769
USD Versus BRL	Put	Goldman Sachs International	04/26/2021	BRL	4.75	USD	1,250,000	109,354
USD Versus BRL	Put	Goldman Sachs International	08/17/2021	BRL	3.85	USD	1,460,000	28,261
USD Versus CAD	Put	Morgan Stanley & Co. International PLC	11/27/2020	CAD	1.29	USD	20,000,000	38,860
USD Versus CNH	Put	Bank of America, N.A.	01/27/2021	CNH	6.65	USD	700,000	330,634
USD Versus CNH	Put	JPMorgan Chase Bank, N.A.	11/20/2020	CNH	6.71	USD	12,500,000	48,988
USD Versus CNH	Put	Standard Chartered Bank PLC	10/30/2020	CNH	6.78	USD	22,500,000	145,530
USD Versus CNH	Put	Standard Chartered Bank PLC	01/07/2021	CNH	6.53	USD	2,800,000	468,910
USD Versus IDR	Put	Goldman Sachs International	02/23/2021	IDR	15,000.00	USD	13,000,000	329,732
USD Versus IDR	Put	JPMorgan Chase Bank, N.A.	05/17/2021	IDR	14,790.00	USD	18,750,000	386,250
USD Versus INR	Put	Bank of America, N.A.	11/23/2020	INR	73.00	USD	25,000,000	129,550
USD Versus INR	Put	Bank of America, N.A.	07/02/2021	INR	70.50	USD	1,250,000	327,641
USD Versus INR	Put	Goldman Sachs International	06/11/2021	INR	71.00	USD	1,250,000	403,517
USD Versus JPY	Put	Bank of America, N.A.	10/30/2020	JPY	104.50	USD	30,000,000	98,160
USD Versus JPY	Put	JPMorgan Chase Bank, N.A.	10/30/2020	JPY	103.00	USD	26,000,000	29,666
USD Versus JPY	Put	JPMorgan Chase Bank, N.A.	10/30/2020	JPY	104.50	USD	30,000,000	98,160
USD Versus MXN	Put	Bank of America, N.A.	12/23/2020	MXN	21.00	USD	2,500,000	585,335
USD Versus MXN	Put	Bank of America, N.A.	01/13/2021	MXN	20.79	USD	40,000,000	418,680
USD Versus MXN	Put	Citibank, N.A.	03/04/2021	MXN	19.98	USD	12,500,000	71,675
USD Versus MXN	Put	JPMorgan Chase Bank, N.A.	11/23/2020	MXN	21.45	USD	25,000,000	341,350
USD Versus MXN	Put	JPMorgan Chase Bank, N.A.	01/06/2022	MXN	20.10	USD	25,000,000	335,600
USD Versus MXN	Put	Morgan Stanley & Co. International PLC	10/21/2020	MXN	20.96	USD	18,750,000	40,613
USD Versus MXN	Put	Morgan Stanley & Co. International PLC	05/07/2021	MXN	22.10	USD	15,000,000	547,680
USD Versus NOK	Put	JPMorgan Chase Bank, N.A.	01/26/2021	NOK	9.06	USD	15,000,000	241,650
USD Versus RUB	Put	Goldman Sachs International	03/08/2021	RUB	67.99	USD	29,450,000	120,863
USD Versus RUB	Put	Goldman Sachs International	03/26/2021	RUB	74.80	USD	29,450,000	649,284
USD Versus RUB	Put	JPMorgan Chase Bank, N.A.	11/12/2020	RUB	71.50	USD	12,500,000	22,875
USD Versus ZAR	Put	Goldman Sachs International	10/21/2020	ZAR	16.40	USD	8,750,000	65,529
Total Foreign Currency Options Purchased								$7,351,081

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $3,240,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
1 Year Interest Rate Swap	Put	Bank of America, N.A.	(0.41)%	Pay	6 Month EUR LIBOR	Annually	02/08/2021	EUR	312,500,000	$57,406
10 Year Interest Rate Swap	Put	Bank of America, N.A.	2.04	Pay	3 Month USD LIBOR	Semi-Annual	10/16/2020	USD	62,500,000	1
10 Year Interest Rate Swap	Put	Goldman Sachs International	2.27	Pay	3 Month USD LIBOR	Semi-Annual	12/02/2020	USD	45,000,000	341
2 Year Interest Rate Swap	Put	JPMorgan Chase Bank, N.A.	0.61	Pay	6 Month EUR LIBOR	Annually	04/06/2021	EUR	146,000,000	745
2 Year Interest Rate Swap	Put	JPMorgan Chase Bank, N.A.	0.62	Pay	6 Month EUR LIBOR	Annually	04/12/2021	EUR	146,250,000	814
30 Year Interest Rate Swap	Put	Goldman Sachs International	2.00	Pay	3 Month USD LIBOR	Semi-Annual	05/31/2022	USD	46,800,000	1,329,294
30 Year Interest Rate Swap	Put	Goldman Sachs International	2.00	Pay	3 Month USD LIBOR	Semi-Annual	09/26/2022	USD	36,800,000	1,219,021
5 Year Interest Rate Swap	Put	JPMorgan Chase Bank, N.A.	1.12	Pay	6 Month EUR LIBOR	Annually	03/29/2021	EUR	146,200,000	1,975
Total Interest Rate Swaptions Purchased										$2,609,597

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $3,240,000.

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Credit Risk
JPMorgan Chase Bank, N.A.	Put	3.75%	Markit iTraxx Europe Crossover Index, Series 34, Version 1	Pay	Quarterly	10/21/2020	0.5901%	$(146,833)	EUR	19,500,000	$(174,860)	$(28,027)
JPMorgan Chase Bank, N.A.	Put	4.50	Markit iTraxx Europe Crossover Index, Series 34, Version 1	Pay	Quarterly	12/16/2020	0.5901	(192,718)	EUR	15,600,000	(222,131)	(29,413)
Credit Risk
JPMorgan Chase Bank, N.A.	Call	2.75	Markit iTraxx Europe Crossover Index, Series 34, Version 1	Receive	Quarterly	12/16/2020	0.5901	(101,866)	EUR	15,600,000	(49,229)	52,637
Total Credit Default Swaptions Written								$(441,417)			$(446,220)	$(4,803)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $3,240,000.
(b)	Implied credit spreads represent the current level, as of September 30, 2020, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Currency Risk
BRL Versus USD	Call	Goldman Sachs International	10/15/2020	USD	5.45	$(128,550)	BRL	15,000,000	$(557,715)	$(429,165)
BRL Versus USD	Call	JPMorgan Chase Bank, N.A.	04/26/2021	USD	6.50	(125,000)	BRL	3,125,000	(69,938)	55,062
CNH Versus USD	Call	JPMorgan Chase Bank, N.A.	11/20/2020	USD	7.13	(65,500)	CNH	12,500,000	(17,325)	48,175
CNH Versus USD	Call	Standard Chartered Bank PLC	12/01/2020	USD	7.05	(122,265)	CNH	22,500,000	(62,820)	59,445
CZK Versus EUR	Call	JPMorgan Chase Bank, N.A.	01/05/2021	EUR	27.60	(146,261)	CZK	20,000,000	(146,087)	174
IDR Versus USD	Call	Goldman Sachs International	02/23/2021	USD	16,000.00	(188,500)	IDR	13,000,000	(198,029)	(9,529)
IDR Versus USD	Call	JPMorgan Chase Bank, N.A.	05/17/2021	USD	16,485.00	(287,714)	IDR	18,750,000	(343,088)	(55,374)
INR Versus USD	Call	Bank of America, N.A.	11/23/2020	USD	77.10	(223,000)	INR	25,000,000	(43,500)	179,500
INR Versus USD	Call	Goldman Sachs International	06/11/2021	USD	83.00	(210,000)	INR	1,250,000	(66,946)	143,054
INR Versus USD	Call	Goldman Sachs International	07/02/2021	USD	84.05	(124,375)	INR	1,250,000	(70,186)	54,189
MXN Versus USD	Call	Bank of America, N.A.	12/23/2020	USD	25.00	(144,688)	MXN	12,500,000	(107,638)	37,050
MXN Versus USD	Call	Citibank, N.A.	03/04/2021	USD	22.52	(251,367)	MXN	12,500,000	(553,162)	(301,795)
MXN Versus USD	Call	JPMorgan Chase Bank, N.A.	11/23/2020	USD	23.84	(159,876)	MXN	12,500,000	(129,113)	30,763
MXN Versus USD	Call	JPMorgan Chase Bank, N.A.	01/06/2022	USD	23.09	(570,125)	MXN	25,000,000	(1,851,600)	(1,281,475)
NOK Versus USD	Call	JPMorgan Chase Bank, N.A.	01/26/2021	USD	10.19	(220,575)	NOK	15,000,000	(143,640)	76,935
RUB Versus USD	Call	Goldman Sachs International	02/24/2021	USD	80.00	(339,125)	RUB	1,250,000	(505,396)	(166,271)
RUB Versus USD	Call	Goldman Sachs International	03/26/2021	USD	88.69	(648,430)	RUB	29,450,000	(527,096)	121,334
RUB Versus USD	Call	Goldman Sachs International	08/23/2021	USD	85.00	(287,999)	RUB	1,250,000	(405,142)	(117,143)
ZAR Versus EUR	Call	JPMorgan Chase Bank, N.A.	12/08/2020	EUR	19.05	(449,998)	ZAR	15,100,000	(913,473)	(463,475)
ZAR Versus USD	Call	Goldman Sachs International	11/27/2020	USD	17.53	(127,188)	ZAR	7,300,000	(121,231)	5,957
ZAR Versus USD	Call	JPMorgan Chase Bank, N.A.	01/27/2021	USD	17.21	(479,437)	ZAR	18,750,000	(677,212)	(197,775)
Subtotal — Foreign Currency Call Options Written						(5,299,973)			(7,510,337)	(2,210,364)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Written(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Currency Risk
EUR Versus JPY	Put	JPMorgan Chase Bank, N.A.	11/16/2020	JPY	119.00	$(124,436)	EUR	30,000,000	$(68,518)	$55,918
EUR Versus JPY	Put	Morgan Stanley & Co. International PLC	11/16/2020	JPY	119.00	(79,064)	EUR	20,000,000	(45,679)	33,385
USD Versus CLP	Put	Morgan Stanley & Co. International PLC	12/22/2020	CLP	750.00	(295,620)	USD	26,000,000	(224,640)	70,980
USD Versus IDR	Put	Goldman Sachs International	02/23/2021	IDR	14,500.00	(162,500)	USD	13,000,000	(148,681)	13,819
USD Versus IDR	Put	JPMorgan Chase Bank, N.A.	05/17/2021	IDR	14,100.00	(118,537)	USD	18,750,000	(137,400)	(18,863)
USD Versus INR	Put	Bank of America, N.A.	11/23/2020	INR	70.30	(84,500)	USD	25,000,000	(10,075)	74,425
USD Versus JPY	Put	Bank of America, N.A.	10/30/2020	JPY	101.00	(114,240)	USD	60,000,000	(19,020)	95,220
USD Versus JPY	Put	JPMorgan Chase Bank, N.A.	10/30/2020	JPY	101.00	(113,314)	USD	60,000,000	(19,020)	94,294
USD Versus JPY	Put	JPMorgan Chase Bank, N.A.	10/30/2020	JPY	100.00	(148,590)	USD	39,000,000	(6,942)	141,648
USD Versus MXN	Put	Bank of America, N.A.	01/13/2021	MXN	20.00	(235,880)	USD	40,000,000	(177,560)	58,320
USD Versus MXN	Put	Citibank, N.A.	03/04/2021	MXN	18.57	(99,731)	USD	12,500,000	(16,463)	83,268
USD Versus MXN	Put	JPMorgan Chase Bank, N.A.	01/06/2022	MXN	18.40	(224,600)	USD	25,000,000	(109,400)	115,200
Subtotal — Foreign Currency Put Options Written						(1,801,012)			(983,398)	817,614
Total – Foreign Currency Options Written						$(7,100,985)			$(8,493,735)	$(1,392,750)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $3,240,000.

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
10 Year Interest Rate Swap	Call	Bank of America, N.A.	0.01%	3 Month USD LIBOR	Receive	Semi-Annually	11/30/2020	$(318,500)	USD	65,000,000	$(318,500)	$—
30 Year Interest Rate Swap	Call	Morgan Stanley & Co. International PLC	0.77	3 Month USD LIBOR	Receive	Semi-Annually	03/02/2021	(559,000)	USD	21,500,000	(458,132)	100,868
Subtotal—Interest Rate Call Swaptions Written								(877,500)			(776,632)	100,868
Interest Rate Risk
5 Year Interest Rate Swap	Put	Bank of America, N.A.	0.74	3 Month CDOR	Pay	Quarterly	10/02/2020	(107,759)	CAD	62,500,000	(53,343)	54,416
10 Year Interest Rate Swap	Put	Bank of America, N.A.	0.83	3 Month USD LIBOR	Pay	Quarterly	11/30/2020	(370,500)	USD	65,000,000	(370,500)	—
5 Year Interest Rate Swap	Put	Bank of America, N.A.	0.74	3 Month CDOR	Pay	Quarterly	10/16/2020	(64,357)	CAD	39,000,000	(72,810)	(8,453)
5 Year Interest Rate Swap	Put	Bank of America, N.A.	0.01	3 Month CDOR	Pay	Quarterly	10/26/2020	(36,394)	CAD	24,000,000	(45,978)	(9,584)
5 Year Interest Rate Swap	Put	Bank of America, N.A.	0.01	3 Month CDOR	Pay	Quarterly	10/29/2020	(36,254)	CAD	23,400,000	(48,663)	(12,409)
5 Year Interest Rate Swap	Put	Bank of America, N.A.	0.74	3 Month CDOR	Pay	Quarterly	10/19/2020	(72,645)	CAD	45,500,000	(88,716)	(16,071)
10 Year Interest Rate Swap	Put	Goldman Sachs International	0.01	3 Month USD LIBOR	Pay	Quarterly	12/09/2020	(214,500)	USD	65,000,000	(255,117)	(40,617)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
30 Year Interest Rate Swap	Put	Goldman Sachs International	1.10%	3 Month USD LIBOR	Pay	Quarterly	10/27/2020	$(299,520)	USD	23,400,000	$(469,572)	$(170,052)
30 Year Interest Rate Swap	Put	Morgan Stanley & Co. International PLC	1.37	3 Month USD LIBOR	Pay	Quarterly	03/02/2021	(555,091)	USD	21,500,000	(633,641)	(78,550)
5 Year Interest Rate Swap	Put	Toronto-Dominion Bank (The)	0.01	3 Month CDOR	Pay	Quarterly	10/30/2020	(24,466)	CAD	15,700,000	(24,466)	—
5 Year Interest Rate Swap	Put	Toronto-Dominion Bank (The)	0.75	3 Month CDOR	Pay	Quarterly	10/26/2020	(24,630)	CAD	15,700,000	(31,876)	(7,246)
5 Year Interest Rate Swap	Put	Toronto-Dominion Bank, (The)	0.75	3 Month CDOR	Pay	Quarterly	10/05/2020	(86,003)	CAD	46,800,000	(41,926)	44,077
Subtotal—Interest Rate Put Swaptions Written								(1,892,119)			(2,136,608)	(244,489)
Total Open Over-The-Counter Interest Rate Swaptions Written								$(2,769,619)			$(2,913,240)	$(143,621)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $3,240,000.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Australia 10 Year Bonds	192	December-2020	$20,544,494	$239,700	$239,700
U.S. Treasury Long Bonds	508	December-2020	89,550,875	(286,649)	(286,649)
Subtotal—Long Futures Contracts				(46,949)	(46,949)
Short Futures Contracts
Interest Rate Risk
Canadian Government Bond	822	December-2020	(93,716,210)	(268,755)	(268,755)
Euro Bund	16	December-2020	(3,273,855)	(7,713)	(7,713)
Euro OAT	334	December-2020	(66,003,881)	(208,268)	(208,268)
Short-Term Euro BTP	528	December-2020	(91,359,913)	(985,298)	(985,298)
Euro Bobl	4	December-2020	(633,920)	181	181
U.S. Treasury 2 Year Notes	165	December-2020	(36,458,555)	(11,927)	(11,927)
U.S. Treasury 5 Year Notes	198	December-2020	(24,954,188)	(32,943)	(32,943)
U.S. Treasury 10 Year Notes	333	December-2020	(46,463,906)	(2,276)	(2,276)
U.S. Treasury 10 Year Ultra Notes	287	December-2020	(45,897,578)	(135,257)	(135,257)
U.S. Treasury Ultra Bonds	384	December-2020	(85,176,000)	118,273	118,273
Subtotal—Short Futures Contracts				(1,533,983)	(1,533,983)
Total Futures Contracts				$(1,580,932)	$(1,580,932)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/02/2020	Bank of America, N.A.	BRL	57,122,640	USD	10,305,000	$133,408
10/02/2020	Bank of America, N.A.	USD	10,126,870	BRL	57,122,640	44,721
10/14/2020	Bank of America, N.A.	USD	4,000,000	IDR	59,980,000,000	34,213
10/29/2020	Bank of America, N.A.	USD	4,375,000	INR	329,437,500	93,451
11/05/2020	Bank of America, N.A.	EUR	13,020,000	USD	15,471,666	195,655
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/02/2020	Bank of America, N.A.	GBP	3,000,000	AUD	5,484,720	$56,845
12/16/2020	Bank of America, N.A.	CHF	18,947,010	USD	20,910,276	292,767
12/16/2020	Bank of America, N.A.	EUR	24,945,000	USD	29,620,192	324,139
12/16/2020	Bank of America, N.A.	GBP	10,033,342	USD	13,000,000	47,375
12/16/2020	Bank of America, N.A.	MXN	211,610,500	USD	10,000,000	510,901
12/16/2020	Bank of America, N.A.	USD	5,565,650	AUD	7,882,000	80,966
12/16/2020	Bank of America, N.A.	USD	5,074,747	GBP	3,959,758	37,135
12/16/2020	Bank of America, N.A.	USD	5,164,800	INR	383,305,600	7,005
12/16/2020	Bank of America, N.A.	USD	15,157,160	JPY	1,607,780,524	102,936
12/16/2020	Bank of America, N.A.	USD	30,537,120	KRW	36,180,379,780	494,973
12/17/2020	Bank of America, N.A.	USD	14,248,556	ZAR	242,610,167	106,527
12/17/2020	Bank of America, N.A.	ZAR	163,288,200	USD	9,946,343	284,688
05/28/2021	Bank of America, N.A.	ZAR	119,525,000	USD	7,000,000	39,174
10/02/2020	Citibank, N.A.	BRL	155,786,393	USD	28,458,208	717,971
10/02/2020	Citibank, N.A.	USD	27,618,273	BRL	155,786,393	121,963
12/16/2020	Citibank, N.A.	EUR	86,890,000	USD	103,415,262	1,369,399
12/16/2020	Citibank, N.A.	MXN	362,865,845	USD	16,848,956	577,220
12/16/2020	Citibank, N.A.	RUB	1,842,303,133	USD	24,343,007	818,699
10/19/2020	Goldman Sachs International	BRL	38,121,000	USD	7,275,000	490,117
10/26/2020	Goldman Sachs International	IDR	133,542,500,000	USD	9,100,000	130,092
11/05/2020	Goldman Sachs International	RUB	198,747,540	EUR	2,700,000	619,342
11/13/2020	Goldman Sachs International	BRL	13,533,125	USD	2,500,000	92,925
12/01/2020	Goldman Sachs International	ZAR	44,536,912	USD	2,660,000	19,819
12/10/2020	Goldman Sachs International	USD	2,500,000	ZAR	48,329,250	361,964
12/10/2020	Goldman Sachs International	ZAR	2,350,009	USD	143,930	4,767
12/16/2020	Goldman Sachs International	EUR	2,625,000	USD	3,123,855	40,987
12/16/2020	Goldman Sachs International	MXN	211,983,500	USD	10,000,000	494,175
12/16/2020	Goldman Sachs International	NZD	30,500,000	USD	20,355,395	179,418
12/17/2020	Goldman Sachs International	USD	12,442,161	ZAR	211,569,000	76,236
01/08/2021	Goldman Sachs International	NOK	243,000,000	USD	28,911,957	2,851,044
01/11/2021	Goldman Sachs International	RUB	704,142,127	USD	9,513,699	546,956
01/11/2021	Goldman Sachs International	USD	8,575,000	RUB	704,142,127	391,742
01/11/2021	Goldman Sachs International	USD	6,100,000	ZAR	113,074,480	571,884
02/08/2021	Goldman Sachs International	RUB	690,200,000	USD	9,298,002	534,257
02/24/2021	Goldman Sachs International	RUB	238,281,250	USD	3,125,000	104,446
02/25/2021	Goldman Sachs International	IDR	75,500,000,000	USD	5,000,000	13,563
02/25/2021	Goldman Sachs International	RUB	741,125,000	USD	10,598,950	1,205,106
02/25/2021	Goldman Sachs International	USD	8,750,000	RUB	741,125,000	643,844
03/08/2021	Goldman Sachs International	BRL	40,000,000	USD	9,713,453	2,624,899
03/09/2021	Goldman Sachs International	RUB	108,013,248	USD	1,470,000	102,614
03/09/2021	Goldman Sachs International	USD	3,300,000	RUB	265,390,620	59,694
03/17/2021	Goldman Sachs International	RUB	198,747,540	USD	2,667,269	153,312
08/24/2021	Goldman Sachs International	RUB	155,600,000	USD	2,000,000	66,212
10/02/2020	JPMorgan Chase Bank, N.A.	BRL	76,010,150	USD	13,806,566	271,754
10/02/2020	JPMorgan Chase Bank, N.A.	USD	13,475,304	BRL	76,010,149	59,507
11/04/2020	JPMorgan Chase Bank, N.A.	BRL	60,140,000	USD	10,790,541	90,497
11/04/2020	JPMorgan Chase Bank, N.A.	JPY	272,168,000	USD	2,600,000	18,416
11/13/2020	JPMorgan Chase Bank, N.A.	RUB	185,162,500	USD	2,500,000	127,630
12/16/2020	JPMorgan Chase Bank, N.A.	AUD	90,726,406	USD	66,181,284	1,185,457
12/16/2020	JPMorgan Chase Bank, N.A.	COP	12,764,000,000	USD	3,431,598	109,321
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/16/2020	JPMorgan Chase Bank, N.A.	CZK	189,317,039	USD	8,464,691	$255,564
12/16/2020	JPMorgan Chase Bank, N.A.	EUR	148,934,156	USD	177,212,891	2,300,767
12/16/2020	JPMorgan Chase Bank, N.A.	INR	1,295,060,000	USD	17,482,619	8,841
12/16/2020	JPMorgan Chase Bank, N.A.	MXN	576,252,838	USD	26,844,339	1,003,844
12/16/2020	JPMorgan Chase Bank, N.A.	NZD	30,576,939	USD	20,414,755	187,882
12/16/2020	JPMorgan Chase Bank, N.A.	SEK	23,350,813	USD	2,674,280	64,525
12/16/2020	JPMorgan Chase Bank, N.A.	USD	10,000,000	AUD	14,192,852	167,670
12/16/2020	JPMorgan Chase Bank, N.A.	USD	6,125,000	CNY	41,760,250	4,471
12/16/2020	JPMorgan Chase Bank, N.A.	USD	18,416,511	EUR	15,735,000	63,081
12/16/2020	JPMorgan Chase Bank, N.A.	USD	51,770,428	GBP	40,228,490	162,874
12/16/2020	JPMorgan Chase Bank, N.A.	USD	35,794,134	IDR	542,102,162,500	370,339
12/16/2020	JPMorgan Chase Bank, N.A.	USD	3,059,174	JPY	324,423,820	20,064
12/16/2020	JPMorgan Chase Bank, N.A.	USD	1,116,527	MXN	24,970,000	3,185
01/29/2021	JPMorgan Chase Bank, N.A.	ZAR	189,720,300	USD	11,565,843	391,035
02/08/2021	JPMorgan Chase Bank, N.A.	RUB	1,380,400,000	USD	19,421,836	1,894,345
03/17/2021	JPMorgan Chase Bank, N.A.	THB	351,850,000	USD	11,181,990	81,125
08/30/2021	JPMorgan Chase Bank, N.A.	NOK	162,250,000	USD	18,063,302	662,789
08/30/2021	JPMorgan Chase Bank, N.A.	USD	18,061,785	EUR	15,525,000	275,862
01/10/2022	JPMorgan Chase Bank, N.A.	MXN	140,358,825	USD	6,750,000	741,380
10/02/2020	Morgan Stanley & Co. International PLC	BRL	98,307,566	USD	18,240,000	734,780
10/02/2020	Morgan Stanley & Co. International PLC	USD	17,428,257	BRL	98,307,566	76,963
10/14/2020	Morgan Stanley & Co. International PLC	USD	3,075,000	IDR	46,244,156,250	35,349
10/23/2020	Morgan Stanley & Co. International PLC	MXN	102,362,500	USD	4,750,000	131,854
08/26/2021	Morgan Stanley & Co. International PLC	EUR	8,290,000	USD	9,914,840	123,822
12/16/2020	Royal Bank of Canada	EUR	56,086,842	USD	66,950,864	1,081,027
12/16/2020	Royal Bank of Canada	JPY	712,031,658	USD	6,760,650	2,470
12/16/2020	Royal Bank of Canada	USD	1,886,296	EUR	1,620,000	16,274
12/16/2020	Royal Bank of Canada	USD	7,933,214	JPY	841,000,000	49,057
12/16/2020	Royal Bank of Scotland PLC	EUR	805,000	USD	960,937	15,524
10/14/2020	Standard Chartered Bank PLC	USD	2,925,000	IDR	43,920,396,000	29,055
12/16/2020	Standard Chartered Bank PLC	AUD	7,125,000	USD	5,211,809	107,504
12/16/2020	Standard Chartered Bank PLC	USD	11,198,584	CNY	76,892,840	87,566
Subtotal—Appreciation						31,885,016
Currency Risk
10/02/2020	Bank of America, N.A.	BRL	15,537,465	USD	2,754,528	(12,164)
10/02/2020	Bank of America, N.A.	USD	2,895,000	BRL	15,537,465	(128,308)
11/04/2020	Bank of America, N.A.	JPY	306,993,600	USD	2,880,000	(31,913)
11/05/2020	Bank of America, N.A.	USD	15,475,000	RUB	1,140,797,780	(846,809)
12/02/2020	Bank of America, N.A.	AUD	8,352,675	GBP	4,500,000	(175,239)
12/02/2020	Bank of America, N.A.	GBP	1,500,000	AUD	2,682,900	(14,172)
12/16/2020	Bank of America, N.A.	GBP	12,355,000	USD	15,833,921	(115,868)
12/16/2020	Bank of America, N.A.	JPY	1,334,617,200	USD	12,660,000	(7,391)
12/16/2020	Bank of America, N.A.	USD	23,971,073	AUD	32,939,967	(373,088)
12/16/2020	Bank of America, N.A.	USD	8,430,456	CZK	188,488,145	(257,272)
12/16/2020	Bank of America, N.A.	USD	5,130,899	EUR	4,321,048	(56,148)
12/16/2020	Bank of America, N.A.	USD	7,417,478	HUF	2,231,028,925	(229,982)
12/16/2020	Bank of America, N.A.	USD	18,490,361	MXN	405,483,124	(307,570)
12/16/2020	Bank of America, N.A.	USD	38,168,755	NOK	344,358,500	(1,243,041)
12/16/2020	Bank of America, N.A.	USD	2,595,294	NZD	3,900,000	(15,415)
12/16/2020	Bank of America, N.A.	USD	5,927,300	PLN	22,211,965	(179,739)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/16/2020	Bank of America, N.A.	USD	2,668,484	SEK	23,323,882	$(61,738)
12/17/2020	Bank of America, N.A.	ZAR	85,900,000	USD	5,000,000	(82,646)
12/28/2020	Bank of America, N.A.	MXN	222,300,000	USD	9,750,000	(205,859)
01/15/2021	Bank of America, N.A.	MXN	197,499,000	USD	8,600,000	(227,097)
01/15/2021	Bank of America, N.A.	USD	7,600,000	MXN	164,084,000	(266,366)
04/19/2021	Bank of America, N.A.	USD	14,677,590	EUR	12,300,000	(191,604)
05/28/2021	Bank of America, N.A.	USD	7,230,136	ZAR	119,525,000	(269,311)
10/02/2020	Citibank, N.A.	BRL	181,968,067	USD	32,259,838	(142,460)
10/02/2020	Citibank, N.A.	USD	32,943,069	BRL	181,968,067	(540,770)
12/16/2020	Citibank, N.A.	EGP	20,500,000	USD	1,269,036	(6,561)
12/16/2020	Citibank, N.A.	GBP	24,760,000	USD	31,871,567	(92,559)
12/16/2020	Citibank, N.A.	USD	2,161,302	EUR	1,815,936	(28,620)
12/16/2020	Citibank, N.A.	USD	20,264,636	NOK	182,250,000	(721,888)
12/16/2020	Citibank, N.A.	USD	1,755,517	RUB	132,859,314	(59,041)
11/05/2020	Goldman Sachs International	USD	2,704,747	RUB	198,747,540	(156,253)
12/01/2020	Goldman Sachs International	USD	2,722,440	ZAR	44,536,912	(82,258)
12/16/2020	Goldman Sachs International	USD	46,926,553	EUR	39,432,752	(615,709)
12/16/2020	Goldman Sachs International	USD	404,171	MXN	8,687,500	(14,604)
01/08/2021	Goldman Sachs International	USD	28,432,650	EUR	23,500,000	(815,470)
01/11/2021	Goldman Sachs International	ZAR	113,074,480	USD	6,129,263	(542,621)
02/08/2021	Goldman Sachs International	USD	10,139,786	RUB	690,200,000	(1,376,040)
02/18/2021	Goldman Sachs International	USD	3,175,000	BRL	16,068,357	(325,647)
03/08/2021	Goldman Sachs International	USD	9,643,202	BRL	40,000,000	(2,554,648)
03/17/2021	Goldman Sachs International	USD	22,054,707	RUB	1,643,373,377	(1,267,686)
04/28/2021	Goldman Sachs International	BRL	9,144,450	USD	1,575,000	(42,087)
05/10/2021	Goldman Sachs International	USD	10,500,000	MXN	229,941,600	(361,426)
06/15/2021	Goldman Sachs International	INR	677,925,000	USD	8,625,000	(326,637)
08/19/2021	Goldman Sachs International	USD	4,500,000	BRL	22,756,050	(501,523)
10/02/2020	JPMorgan Chase Bank, N.A.	BRL	151,236,766	USD	26,811,701	(118,402)
10/02/2020	JPMorgan Chase Bank, N.A.	USD	27,984,066	BRL	151,236,765	(1,053,963)
10/14/2020	JPMorgan Chase Bank, N.A.	IDR	150,144,552,250	USD	10,073,435	(25,182)
11/04/2020	JPMorgan Chase Bank, N.A.	JPY	298,040,400	USD	2,800,000	(26,990)
11/04/2020	JPMorgan Chase Bank, N.A.	USD	6,051,785	BRL	33,729,017	(50,755)
11/25/2020	JPMorgan Chase Bank, N.A.	MXN	168,896,250	USD	7,500,000	(91,007)
12/16/2020	JPMorgan Chase Bank, N.A.	CNY	4,248,188	USD	618,135	(5,404)
12/16/2020	JPMorgan Chase Bank, N.A.	EUR	1,549,000	USD	1,805,887	(13,299)
12/16/2020	JPMorgan Chase Bank, N.A.	GBP	30,090,518	USD	38,793,538	(52,064)
12/16/2020	JPMorgan Chase Bank, N.A.	IDR	459,294,000,000	USD	30,326,445	(313,768)
12/16/2020	JPMorgan Chase Bank, N.A.	JPY	711,395,989	USD	6,732,424	(19,723)
12/16/2020	JPMorgan Chase Bank, N.A.	USD	1,684,095	AUD	2,308,687	(30,166)
12/16/2020	JPMorgan Chase Bank, N.A.	USD	21,092,535	CHF	19,080,075	(330,229)
12/16/2020	JPMorgan Chase Bank, N.A.	USD	72,328,845	EUR	60,757,848	(973,259)
12/16/2020	JPMorgan Chase Bank, N.A.	USD	12,645,000	HUF	3,821,546,610	(333,484)
12/16/2020	JPMorgan Chase Bank, N.A.	USD	17,324,777	INR	1,283,367,542	(8,762)
12/16/2020	JPMorgan Chase Bank, N.A.	USD	24,986,978	MXN	540,374,795	(755,337)
12/16/2020	JPMorgan Chase Bank, N.A.	USD	1,779,374	NOK	16,000,000	(63,687)
12/16/2020	JPMorgan Chase Bank, N.A.	USD	17,990,551	NZD	26,946,000	(165,571)
12/16/2020	JPMorgan Chase Bank, N.A.	USD	14,232,050	PLN	53,333,183	(431,572)
12/17/2020	JPMorgan Chase Bank, N.A.	USD	11,619,678	ZAR	189,720,300	(394,054)
12/17/2020	JPMorgan Chase Bank, N.A.	ZAR	1,127,185,698	USD	66,014,315	(680,517)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
01/29/2021	JPMorgan Chase Bank, N.A.	USD	11,550,000	ZAR	189,720,300	$(375,192)
02/08/2021	JPMorgan Chase Bank, N.A.	USD	9,299,004	RUB	690,200,000	(535,259)
04/28/2021	JPMorgan Chase Bank, N.A.	BRL	3,587,500	USD	625,000	(9,407)
05/19/2021	JPMorgan Chase Bank, N.A.	IDR	140,043,750,000	USD	8,750,000	(398,567)
01/10/2022	JPMorgan Chase Bank, N.A.	USD	4,500,000	MXN	93,574,800	(494,157)
10/02/2020	Morgan Stanley & Co. International PLC	BRL	38,484,450	USD	6,822,638	(30,129)
10/02/2020	Morgan Stanley & Co. International PLC	USD	7,250,000	BRL	38,484,450	(397,234)
08/26/2021	Morgan Stanley & Co. International PLC	USD	9,910,000	BRL	53,543,829	(506,180)
12/16/2020	Royal Bank of Canada	EUR	1,935,000	USD	2,268,884	(3,630)
12/16/2020	Royal Bank of Canada	USD	5,267,298	EUR	4,412,581	(85,048)
12/16/2020	Royal Bank of Canada	USD	4,696,333	GBP	3,625,000	(16,609)
12/29/2020	Standard Chartered Bank PLC	KRW	4,306,848,000	USD	3,640,000	(54,225)
Subtotal—Depreciation						(24,716,080)
Total Forward Foreign Currency Contracts						$7,168,936

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Host Hotels & Resorts L.P.	Buy	(1.00)%	Quarterly	12/20/2023	1.19%	USD	3,280,000	$11,343	$21,868	$10,525
Indonesian Government International Bonds	Buy	(1.00)	Quarterly	12/20/2025	1.16	USD	7,840,000	63,294	63,582	288
South African Government International Bond	Buy	(1.00)	Quarterly	12/20/2025	3.14	USD	2,600,000	249,577	267,254	17,677
ViacomCBS, Inc.	Buy	(1.00)	Quarterly	12/20/2025	0.75	USD	1,300,000	(18,579)	(15,991)	2,588
CVS Health Corp.	Buy	(1.00)	Quarterly	12/20/2025	0.53	USD	1,300,000	(35,553)	(30,639)	4,914
Exelon Corp.	Buy	(1.00)	Quarterly	12/20/2025	0.30	USD	1,300,000	(49,403)	(47,111)	2,292
Sempra Energy	Buy	(1.00)	Quarterly	12/20/2025	0.43	USD	1,300,000	(41,064)	(37,545)	3,519
Brazilian Government International Bonds	Sell	1.00	Quarterly	06/20/2022	1.37	USD	2,500,000	(50,920)	(13,842)	37,078
Subtotal - Appreciation								128,695	207,576	78,881
Credit Risk
Lloyds Bank PLC	Buy	(1.00)	Quarterly	12/20/2025	0.69	EUR	1,300,000	(14,670)	(25,219)	(10,549)
Total Centrally Cleared Credit Default Swap Agreements								$114,025	$182,357	$68,332

(a)	Implied credit spreads represent the current level, as of September 30, 2020, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Bank of America, N.A.	Uruguary Government Bonds	Sell	1.00%	Quarterly	12/20/2021	1.12%	USD	2,697,000	$(13,427)	$(3,964)	$9,463
Barclays Bank PLC	UniCredit S.p.A.	Buy	(1.00)	Quarterly	12/20/2025	2.59	JPY	65,000,000	43,383	47,393	4,010
Citibank, N.A.	Assicurazioni Generali International Bonds	Sell	1.00	Quarterly	12/20/2024	0.64	EUR	2,500,000	42,475	45,498	3,023
JPMorgan Chase Bank, N.A.	Markit iTraxx Europe Index, Series 32, Version 1	Sell	5.00	Quarterly	12/20/2021	8.15	EUR	2,500,000	(193,650)	(109,319)	84,331
Subtotal—Appreciation									(121,219)	(20,392)	100,827
Credit Risk
Citibank, N.A.	Assicurazioni Generali International Bonds	Buy	(1.00)	Quarterly	12/20/2024	1.17	EUR	1,250,000	13,796	10,381	(3,415)
JPMorgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 28, Version 1	Sell	5.00	Quarterly	12/20/2022	1.34	EUR	15,000,000	1,664,664	1,445,528	(219,136)
JPMorgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 28, Version 1	Sell	5.00	Quarterly	12/20/2022	12.99	EUR	2,500,000	53,883	(470,816)	(524,699)
JPMorgan Chase Bank, N.A.	Royal Bank of Scotland PLC	Buy	(1.00)	Quarterly	12/20/2021	0.47	EUR	2,500,000	20,216	(19,096)	(39,312)
Subtotal—Depreciation									1,752,559	965,997	(786,562)
Total Open Over-The-Counter Credit Default Swap Agreements									$1,631,340	$945,605	$(685,735)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $3,240,000.
(b)	Implied credit spreads represent the current level, as of September 30, 2020, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	1 Month MXIBTIIE	At Maturity	5.15%	At Maturity	03/05/2026	MXN	24,000,000	$—	$—	$—
Receive	6 Month CLICP	Semi-Annually	(0.57)	Semi-Annually	07/13/2022	CLP	12,062,500,000	—	823	823
Pay	3 Month COOVIBR	Quarterly	3.08	Quarterly	07/09/2025	COP	19,250,000,000	—	973	973
Pay	3 Month COOVIBR	Quarterly	3.09	Quarterly	07/09/2025	COP	9,125,000,000	—	1,590	1,590
Pay	1 Month BZDIOVRA	At Maturity	5.93	At Maturity	01/02/2025	BRL	21,886,802	—	9,964	9,964
Pay	6 Month CLICP	Semi-Annually	1.20	Semi-Annually	06/26/2025	CLP	5,125,000,000	—	10,115	10,115
Receive	6 Month CLICP	Semi-Annually	(0.52)	Semi-Annually	06/26/2022	CLP	12,625,000,000	—	12,700	12,700
Pay	6 Month THB	Semi-Annually	0.76	Semi-Annually	06/25/2025	THB	237,500,000	—	16,225	16,225
Pay	1 Month MXIBTIIE	At Maturity	5.57	At Maturity	04/24/2025	MXN	24,000,000	—	26,027	26,027
Pay	1 Month BZDIOVRA	At Maturity	6.03	At Maturity	01/02/2025	BRL	23,294,056	—	30,748	30,748
Pay	3 Month CDOR	Semi-Annually	0.51	Semi-Annually	06/29/2025	CAD	71,760,000	(270)	52,708	52,978
Pay	1 Month MXIBTIIE	At Maturity	4.90	At Maturity	06/07/2023	MXN	187,500,000	—	61,225	61,225
Receive	3 mo. USD LIBOR	Quarterly	(1.05)	Semi-Annually	09/17/2050	USD	4,835,000	—	74,505	74,505
Pay	1 Month BZDIOVRA	At Maturity	4.50	At Maturity	01/02/2023	BRL	48,942,860	—	87,627	87,627
Pay	1 Month COOVIBR	Quarterly	4.89	Quarterly	10/17/2020	COP	46,900,000,000	—	90,842	90,842
Pay	1 Month MXIBTIIE	At Maturity	6.91	At Maturity	12/16/2026	MXN	247,125,000	—	100,227	100,227
Pay	1 Month BZDIOVRA	At Maturity	3.02	At Maturity	01/03/2022	BRL	218,567,065	—	115,052	115,052
Pay	1 Month BZDIOVRA	At Maturity	6.61	At Maturity	01/02/2023	BRL	358,875,496	—	181,288	181,288
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	6 Month CDOR	Semi-Annually	0.51%	Semi-Annually	03/26/2030	CAD	107,225,000	$1,035	$238,210	$237,175
Pay	3 Month COOVIBR	Quarterly	5.20	Quarterly	08/01/2029	COP	12,445,000,000	—	305,967	305,967
Pay	1 Month COOVIBR	Quarterly	5.56	Quarterly	08/26/2026	COP	12,803,000,000	—	398,590	398,590
Pay	1 Month BZDIOVRA	At Maturity	8.68	At Maturity	01/04/2027	BRL	24,429,011	—	724,762	724,762
Pay	1 Month BZDIOVRA	At Maturity	5.56	At Maturity	01/02/2023	BRL	107,234,096	—	746,126	746,126
Pay	1 Month BZDIOVRA	At Maturity	8.42	At Maturity	01/02/2025	BRL	26,699,194	—	763,781	763,781
Subtotal — Appreciation								765	4,050,075	4,049,310
Interest Rate Risk
Pay	3 mo. USD LIBOR	Quarterly	1.05	Semi-Annually	10/30/2050	USD	16,520,000	—	(249,085)	(249,085)
Pay	JPMorgan Chase Bank, N.A.	Quarterly	2.04	Quarterly	06/18/2022	CNY	247,500,000	—	(240,025)	(240,025)
Pay	1 Month MXIBTIIE	At Maturity	4.80	At Maturity	07/23/2025	MXN	457,800,000	—	(212,971)	(212,971)
Pay	1 Month MXIBTIIE	At Maturity	4.81	At Maturity	07/23/2025	MXN	453,900,000	—	(203,978)	(203,978)
Pay	3 Month CNRR007	Quarterly	1.99	Quarterly	06/15/2022	CNY	175,000,000	—	(192,504)	(192,504)
Pay	3 Month CNRR007	Quarterly	2.13	Quarterly	06/30/2022	CNY	181,250,000	—	(143,879)	(143,879)
Pay	3 Month CNRR007	Quarterly	2.23	Quarterly	07/07/2022	CNY	227,270,000	—	(120,852)	(120,852)
Pay	1 Month BZDIOVRA	At Maturity	5.10	At Maturity	01/02/2024	BRL	41,182,210	—	(103,657)	(103,657)
Pay	1 Month BZDIOVRA	At Maturity	3.98	At Maturity	01/02/2023	BRL	59,342,221	—	(91,218)	(91,218)
Receive	1 Month MXIBTIIE	At Maturity	(7.07)	At Maturity	12/12/2029	MXN	107,250,000	—	(61,650)	(61,650)
Pay	1 Month BZDIOVRA	At Maturity	4.11	At Maturity	01/02/2023	BRL	61,435,394	—	(61,078)	(61,078)
Receive	1 Month MXIBTIIE	At Maturity	(4.80)	At Maturity	06/09/2021	MXN	550,000,000	—	(59,780)	(59,780)
Pay	1 Month MXIBTIIE	At Maturity	4.67	At Maturity	07/02/2024	MXN	200,100,000	—	(52,344)	(52,344)
Pay	3 Month CNRR007	Quarterly	2.13	Quarterly	06/29/2022	CNY	45,000,000	—	(35,649)	(35,649)
Pay	1 Month BZDIOVRA	At Maturity	5.75	At Maturity	01/02/2025	BRL	16,852,097	—	(29,543)	(29,543)
Pay	3 Month CNRR007	Quarterly	2.40	Quarterly	07/13/2022	CNY	225,000,000	—	(28,342)	(28,342)
Pay	1 Month BZDIOVRA	At Maturity	4.30	At Maturity	01/02/2023	BRL	59,963,157	—	(27,980)	(27,980)
Receive	CME Group Inc.	Semi-Annually	(1.22)	Semi-Annually	08/18/2050	AUD	9,890,000	—	(14,522)	(14,522)
Pay	1 Month BZDIOVRA	At Maturity	4.38	At Maturity	01/02/2023	BRL	61,237,704	—	(11,716)	(11,716)
Pay	6 Month CLICP	Semi-Annually	1.16	Semi-Annually	07/13/2025	CLP	4,875,000,000	—	(7,438)	(7,438)
Pay	3 Month COOVIBR	Quarterly	3.03	Quarterly	07/10/2025	COP	9,400,000,000	—	(5,485)	(5,485)
Receive	6 Month ADBB	Semi-Annually	(1.22)	Semi-Annually	08/17/2050	AUD	3,310,000	—	(4,889)	(4,889)
Pay	6 Month CDOR	Semi-Annually	0.51	Semi-Annually	09/24/2025	CAD	4,050,000	(19)	(2,577)	(2,558)
Subtotal — Depreciation								(19)	(1,961,162)	(1,961,143)
Total Centrally Cleared Interest Rate Swap Agreements								$746	$2,088,913	$2,088,167

Open Over-The-Counter Interest Rate Swap Agreements(a)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Bank of America, N.A.	Pay	Bank of America, N.A.	Semi-Annually	1.00	Semi-Annually	01/31/2022	INR	210,000,000	$—	$104,646	$104,646
Goldman Sachs International	Pay	Goldman Sachs International	Annually	4.63	Annually	05/23/2024	RUB	100,000,000	—	122,288	122,288
Goldman Sachs International	Pay	Goldman Sachs International	Annually	6.77	Annually	01/14/2030	RUB	198,000,000	—	91,138	91,138
Goldman Sachs International	Pay	Goldman Sachs International	Annually	6.35	Annually	02/28/2025	RUB	287,500,000	—	116,406	116,406
Goldman Sachs International	Pay	Goldman Sachs International	Annually	5.94	Annually	04/30/2026	RUB	860,000,000	—	110,594	110,594
Subtotal—Appreciation									—	545,072	545,072
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Standard Chartered Bank PLC	Receive	Standard Chartered Bank PLC	Semi-Annually	(6.44)	Semi-Annually	01/10/2024	INR	250,000,000	$—	$(253,405)	$(253,405)
Goldman Sachs International	Pay	Goldman Sachs International	Annually	4.90	Annually	08/05/2023	RUB	425,000,000	—	(47,025)	(47,025)
Subtotal—Depreciation									—	(300,430)	(300,430)
Total Over-The-Counter Interest Rate Swap Aggreements									$—	$244,642	$244,642

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $3,240,000.

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CDOR	—Canadian Dealer Offered Rate
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
EGP	—Egypt Pound
EUR	—Euro
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
RUB	—Russian Ruble
SEK	—Swedish Krona
THB	—Thai Baht
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$359,482,289	$0	$359,482,289
Non-U.S. Dollar Denominated Bonds & Notes	—	344,714,790	35,763	344,750,553
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	181,976,357	—	181,976,357
Asset-Backed Securities	—	106,125,174	—	106,125,174
Agency Credit Risk Transfer Notes	—	23,937,476	—	23,937,476
U.S. Treasury Securities	—	20,018,504	—	20,018,504
Investment Companies	2,420,308	—	—	2,420,308
Variable Rate Senior Loan Interests	—	2,371,664	—	2,371,664
Common Stocks & Other Equity Interests	178,221	125,245	0	303,466
Preferred Stocks	—	12,425	—	12,425
Money Market Funds	55,652,481	—	—	55,652,481
Options Purchased	—	9,960,678	—	9,960,678
Total Investments in Securities	58,251,010	1,048,724,602	35,763	1,107,011,375
Other Investments - Assets*
Futures Contracts	358,154	—	—	358,154
Forward Foreign Currency Contracts	—	31,885,016	—	31,885,016
Swap Agreements	—	4,774,090	—	4,774,090
	358,154	36,659,106	—	37,017,260
Other Investments - Liabilities*
Futures Contracts	(1,939,086)	—	—	(1,939,086)
Forward Foreign Currency Contracts	—	(24,716,080)	—	(24,716,080)
Options Written	—	(11,853,195)	—	(11,853,195)
Swap Agreements	—	(3,058,684)	—	(3,058,684)
	(1,939,086)	(39,627,959)	—	(41,567,045)
Total Other Investments	(1,580,932)	(2,968,853)	—	(4,549,785)
Total Investments	$56,670,078	$1,045,755,749	$35,763	$1,102,461,590

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Significant Event
Effective on or about April 30, 2021, the name of the Fund and all references thereto will change from Invesco Oppenheimer V.I. Global Strategic Income Fund to Invesco V.I. Global Strategic Income Fund.
Invesco Oppenheimer V.I. Global Strategic Income Fund